UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012*

*	MFS High Yield Pooled Portfolio, a series of the Registrant, was established during the reporting period, but did not commence investment operations during the reporting period.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS High Yield Pooled Portfolio, a series of the Registrant, did not have any shareholders as of period end. For further information please see the introductory footnote.

SEMIANNUAL REPORT

July 31, 2012

MFS® HIGH INCOME FUND

MFH-SEM

MFS® HIGH INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden companies and countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy - Independent	8.0%
Medical & Health Technology & Services	6.2%
Broadcasting	5.6%
Utilities - Electric Power	4.9%
Gaming & Lodging	4.0%

Composition including fixed income credit quality (a)(i)
A	0.3%
BBB	5.9%
BB	31.0%
B	43.6%
CCC	12.9%
CC	0.1%
C (o)	0.0%
D	0.1%
Not Rated	0.2%
Non-Fixed Income	1.2%
Cash & Other	4.7%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 7/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2012 through July 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2012 through July 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/12	Ending Account Value 7/31/12	Expenses Paid During Period (p) 2/01/12-7/31/12
A	Actual	0.92%	$1,000.00	$1,052.25	$4.69
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62
B	Actual	1.67%	$1,000.00	$1,051.34	$8.52
	Hypothetical (h)	1.67%	$1,000.00	$1,016.56	$8.37
C	Actual	1.67%	$1,000.00	$1,051.25	$8.52
	Hypothetical (h)	1.67%	$1,000.00	$1,016.56	$8.37
I	Actual	0.67%	$1,000.00	$1,053.57	$3.42
	Hypothetical (h)	0.67%	$1,000.00	$1,021.53	$3.37
R1	Actual	1.67%	$1,000.00	$1,051.33	$8.52
	Hypothetical (h)	1.67%	$1,000.00	$1,016.56	$8.37
R2	Actual	1.17%	$1,000.00	$1,053.91	$5.97
	Hypothetical (h)	1.17%	$1,000.00	$1,019.05	$5.87
R3	Actual	0.92%	$1,000.00	$1,052.25	$4.69
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62
R4	Actual	0.67%	$1,000.00	$1,056.51	$3.43
	Hypothetical (h)	0.67%	$1,000.00	$1,021.53	$3.37
R5	Actual	0.64%	$1,000.00	$1,038.40	$1.09	(i)
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
529A	Actual	0.97%	$1,000.00	$1,055.07	$4.96
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
529B	Actual	1.72%	$1,000.00	$1,048.11	$8.76
	Hypothetical (h)	1.72%	$1,000.00	$1,016.31	$8.62
529C	Actual	1.72%	$1,000.00	$1,051.09	$8.77
	Hypothetical (h)	1.72%	$1,000.00	$1,016.31	$8.62

(h)	5% class return per year before expenses.
(i)	For the period of class inception, June 1, 2012, through the stated period.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.0%
Issuer	Shares/Par		Value ($)

Aerospace - 1.8%
Bombardier, Inc., 7.5%, 2018 (n)		$4,875,000	$5,362,500
Bombardier, Inc., 7.75%, 2020 (n)		1,570,000	1,764,288
CPI International, Inc., 8%, 2018		3,135,000	2,946,900
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,188,000	1,059,744
Huntington Ingalls Industries, Inc., 7.125%, 2021		$4,365,000	4,686,919
Kratos Defense & Security Solutions, Inc., 10%, 2017		3,410,000	3,665,750

			$19,486,101
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 8%, 2016		$1,155,000	$1,283,494
Hanesbrands, Inc., 6.375%, 2020		1,660,000	1,774,125
Jones Group, Inc., 6.875%, 2019		1,900,000	1,845,375
Levi Strauss & Co., 6.875%, 2022		520,000	534,950
Phillips-Van Heusen Corp., 7.375%, 2020		3,840,000	4,276,800

			$9,714,744
Asset-Backed & Securitized - 0.5%
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		$2,948,120	$670,571
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,231,756	12,318
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.748%, 2050 (z)		638,761	12,775
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.948%, 2050 (z)		1,990,132	39,803
Falcon Franchise Loan LLC, FRN, 5.46%, 2025 (i)(z)		3,308,761	519,475
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		1,936,807	1,046,292
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		2,027,540	1,966,714
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.049%, 2051		2,285,000	510,873
LB Commercial Conduit Mortgage Trust, FRN, 0.924%, 2030 (i)		7,272,946	96,796
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039 (i)(z)		8,274,120	175,825

			$5,051,442
Automotive - 3.4%
Accuride Corp., 9.5%, 2018		$4,960,000	$5,003,400
Allison Transmission, Inc., 7.125%, 2019 (n)		3,150,000	3,311,438
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		1,080,000	1,124,550
Ford Motor Co., 7.45%, 2031		1,020,000	1,266,075
Ford Motor Credit Co. LLC, 8%, 2014		1,965,000	2,182,296
Ford Motor Credit Co. LLC, 12%, 2015		7,083,000	8,753,001
Ford Motor Credit Co. LLC, 8.125%, 2020		1,320,000	1,614,353

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 6.75%, 2018	$2,670,000	$2,939,595
Goodyear Tire & Rubber Co., 7%, 2022	1,340,000	1,368,475
IDQ Holdings, Inc., 11.5%, 2017 (z)	1,145,000	1,200,819
Jaguar Land Rover PLC, 7.75%, 2018 (n)	575,000	612,375
Jaguar Land Rover PLC, 8.125%, 2021 (n)	5,140,000	5,461,250
Lear Corp., 8.125%, 2020	1,737,000	1,956,296

		$36,793,923
Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$2,748,000	$3,064,020

Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018	$1,575,000	$1,673,438
AMC Networks, Inc., 7.75%, 2021	1,941,000	2,198,183
Clear Channel Communications, Inc., 9%, 2021	2,342,000	1,955,570
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	2,425,000	2,321,938
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	170,000	159,375
Hughes Network Systems LLC, 7.625%, 2021	1,920,000	2,121,600
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,735,000	2,953,800
Intelsat Bermuda Ltd., 11.25%, 2017	5,420,000	5,636,800
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	5,270,000	5,480,800
Intelsat Jackson Holdings Ltd., 11.25%, 2016	2,328,000	2,450,220
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	315,375
Liberty Media Corp., 8.5%, 2029	3,550,000	3,709,750
Liberty Media Corp., 8.25%, 2030	775,000	802,125
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,471,123	2,520,545
Newport Television LLC, 13%, 2017 (n)(p)	2,776,568	2,984,811
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,340,000	1,420,400
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,709,400
Sinclair Broadcast Group, Inc., 8.375%, 2018	430,000	468,700
SIRIUS XM Radio, Inc., 13%, 2013 (n)	950,000	1,054,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,183,675
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,705,000	2,934,925
Townsquare Radio LLC, 9%, 2019 (z)	1,305,000	1,380,037
Univision Communications, Inc., 6.875%, 2019 (n)	2,785,000	2,896,400
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,456,700
Univision Communications, Inc., 8.5%, 2021 (n)	2,090,000	2,110,900

		$56,899,967
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$1,620,000	$1,654,425
E*TRADE Financial Corp., 12.5%, 2017	4,425,000	5,066,625

		$6,721,050

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)		$2,125,000	$2,289,688
Building Materials Holding Corp., 7%, 2020 (n)		1,150,000	1,253,500
Building Materials Holding Corp., 6.75%, 2021 (n)		2,235,000	2,441,738
CEMEX Espana S.A., 9.25%, 2020		3,840,000	3,379,200
HD Supply, Inc., 8.125%, 2019 (n)		1,545,000	1,684,050
Masonite International Corp., 8.25%, 2021 (n)		3,060,000	3,182,400
Nortek, Inc., 8.5%, 2021		4,375,000	4,506,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		1,035,000	1,110,037
USG Corp., 7.875%, 2020 (n)		1,570,000	1,670,087

			$21,516,950
Business Services - 1.4%
Ceridian Corp., 12.25%, 2015 (p)		$1,870,000	$1,855,975
Ceridian Corp., 8.875%, 2019 (z)		725,000	763,063
Fidelity National Information Services, Inc., 7.625%, 2017		1,345,000	1,486,225
Fidelity National Information Services, Inc., 5%, 2022 (n)		1,305,000	1,376,775
iGATE Corp., 9%, 2016		4,178,000	4,428,680
Iron Mountain, Inc., 8.375%, 2021		3,635,000	4,025,762
SunGard Data Systems, Inc., 10.25%, 2015		422,000	432,022
SunGard Data Systems, Inc., 7.375%, 2018		1,255,000	1,333,437

			$15,701,939
Cable TV - 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$675,000	$704,531
CCH II LLC, 13.5%, 2016		2,925,000	3,239,438
CCO Holdings LLC, 7.875%, 2018		2,885,000	3,148,256
CCO Holdings LLC, 8.125%, 2020		6,665,000	7,531,450
Cequel Communications Holdings, 8.625%, 2017 (n)		1,670,000	1,799,425
CSC Holdings LLC, 8.5%, 2014		1,715,000	1,890,788
DISH DBS Corp., 6.75%, 2021		2,410,000	2,635,938
EchoStar Corp., 7.125%, 2016		2,585,000	2,853,194
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	775,000	984,551
UPC Holding B.V., 9.875%, 2018 (n)		$2,170,000	2,397,850
UPCB Finance III Ltd., 6.625%, 2020 (n)		4,203,000	4,360,612
Videotron Ltee, 5%, 2022		1,655,000	1,729,475
Virgin Media Finance PLC, 9.5%, 2016		786,000	879,338
Virgin Media Finance PLC, 8.375%, 2019		1,295,000	1,464,969
Virgin Media Finance PLC, 5.25%, 2022		3,190,000	3,301,650
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,225,000	2,984,028

			$41,905,493

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 2.7%
Celanese U.S. Holdings LLC, 6.625%, 2018	$2,955,000	$3,235,725
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	3,550,000	3,594,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	675,000	570,375
Huntsman International LLC, 8.625%, 2021	2,270,000	2,610,500
INEOS Finance PLC, 8.375%, 2019 (n)	2,075,000	2,147,625
INEOS Group Holdings PLC, 8.5%, 2016 (n)	2,765,000	2,502,325
LyondellBasell Industries N.V., 5%, 2019	1,450,000	1,573,250
LyondellBasell Industries N.V., 6%, 2021	3,230,000	3,714,500
Momentive Performance Materials, Inc., 12.5%, 2014	4,585,000	4,779,862
Momentive Performance Materials, Inc., 11.5%, 2016	2,558,000	1,758,625
Polypore International, Inc., 7.5%, 2017	2,715,000	2,905,050

		$29,392,212
Computer Software - 1.0%
Lawson Software, Inc., 11.5%, 2018 (n)	$3,430,000	$3,884,475
Lawson Software, Inc., 9.375%, 2019 (n)	960,000	1,027,200
Syniverse Holdings, Inc., 9.125%, 2019	3,805,000	4,156,962
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	1,325,000	1,431,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	635,000	748,506

		$11,248,143
Computer Software - Systems - 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)	$1,990,000	$2,124,325
CDW LLC/CDW Finance Corp., 12.535%, 2017	1,435,000	1,539,038
CDW LLC/CDW Finance Corp., 8.5%, 2019	5,135,000	5,443,100
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	2,930,000	3,230,325

		$12,336,788
Conglomerates - 1.1%
Amsted Industries, Inc., 8.125%, 2018 (n)	$5,470,000	$5,798,200
Dynacast International LLC, 9.25%, 2019	2,295,000	2,369,588
Griffon Corp., 7.125%, 2018	4,075,000	4,258,375

		$12,426,163
Consumer Products - 1.0%
ACCO Brands Corp., 6.75%, 2020	$520,000	$559,000
Easton-Bell Sports, Inc., 9.75%, 2016	2,295,000	2,507,288
Elizabeth Arden, Inc., 7.375%, 2021	2,781,000	3,059,100
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	265,000	279,575
Jarden Corp., 7.5%, 2020	3,195,000	3,526,481
Libbey Glass, Inc., 6.875%, 2020 (n)	1,035,000	1,091,925
Prestige Brands, Inc., 8.125%, 2020 (n)	300,000	331,875

		$11,355,244

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.6%
Service Corp. International, 6.75%, 2015	$930,000	$1,016,025
Service Corp. International, 7%, 2017	5,080,000	5,778,500
Service Corp. International, 7%, 2019	115,000	125,062

		$6,919,587
Containers - 2.0%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$2,530,000	$2,710,263
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	400,000	419,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	2,755,000	2,868,644
Ball Corp., 5%, 2022	1,624,000	1,717,380
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	1,300,000	1,355,250
Greif, Inc., 6.75%, 2017	3,415,000	3,713,812
Reynolds Group, 7.75%, 2016	1,415,000	1,485,750
Reynolds Group, 7.125%, 2019	2,925,000	3,107,812
Reynolds Group, 9.875%, 2019 (n)	1,030,000	1,091,800
Reynolds Group, 8.25%, 2021	1,995,000	1,960,087
Sealed Air Corp., 8.125%, 2019 (n)	530,000	594,925
Sealed Air Corp., 8.375%, 2021 (n)	530,000	604,200

		$21,628,923
Defense Electronics - 0.7%
Ducommun, Inc., 9.75%, 2018	$2,626,000	$2,717,910
ManTech International Corp., 7.25%, 2018	2,290,000	2,421,675
MOOG, Inc., 7.25%, 2018	2,135,000	2,263,100

		$7,402,685
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,890,000	$1,474,200
Avaya, Inc., 7%, 2019 (n)	805,000	725,506

		$2,199,706
Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$4,635,000	$4,959,450
Nokia Corp., 5.375%, 2019	1,075,000	834,253
NXP B.V., 9.75%, 2018 (n)	280,000	320,600
Sensata Technologies B.V., 6.5%, 2019 (n)	3,770,000	3,930,225

		$10,044,528
Energy - Independent - 7.9%
ATP Oil & Gas Corp., 11.875%, 2015	$1,225,000	$471,625
BreitBurn Energy Partners LP, 8.625%, 2020	1,395,000	1,489,163
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	1,610,000	1,626,100
Carrizo Oil & Gas, Inc., 8.625%, 2018	995,000	1,077,088

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Chaparral Energy, Inc., 7.625%, 2022 (n)	$1,600,000	$1,676,000
Chesapeake Energy Corp., 6.875%, 2020	1,605,000	1,588,950
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,878,500
Concho Resources, Inc., 6.5%, 2022	3,690,000	3,948,300
Continental Resources, Inc., 8.25%, 2019	2,635,000	2,990,725
Denbury Resources, Inc., 8.25%, 2020	4,860,000	5,467,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,980,000	5,515,350
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	7,350,000	7,910,438
EXCO Resources, Inc., 7.5%, 2018	4,085,000	3,696,925
Harvest Operations Corp., 6.875%, 2017 (n)	4,585,000	4,917,412
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,085,000	1,196,212
Laredo Petroleum, Inc., 9.5%, 2019	1,955,000	2,209,150
LINN Energy LLC, 6.5%, 2019 (n)	1,245,000	1,241,887
LINN Energy LLC, 8.625%, 2020	1,480,000	1,605,800
LINN Energy LLC, 7.75%, 2021	2,621,000	2,765,155
Newfield Exploration Co., 6.875%, 2020	4,375,000	4,790,625
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	6,082,000	5,359,762
Pioneer Natural Resources Co., 7.5%, 2020	765,000	950,504
Plains Exploration & Production Co., 8.625%, 2019	2,880,000	3,240,000
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,627,400
Range Resources Corp., 8%, 2019	2,910,000	3,222,825
SandRidge Energy, Inc., 8%, 2018 (n)	4,965,000	5,163,600
SM Energy Co., 6.5%, 2021	2,765,000	2,861,775
Whiting Petroleum Corp., 6.5%, 2018	1,565,000	1,678,462

		$86,167,233
Energy - Integrated - 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$1,245,000	$1,400,625

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$2,330,000	$2,330,000

Entertainment - 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$1,860,000	$2,018,100
AMC Entertainment, Inc., 9.75%, 2020	2,880,000	3,124,800
Cedar Fair LP, 9.125%, 2018	1,875,000	2,110,547
Cinemark USA, Inc., 8.625%, 2019	3,230,000	3,601,450
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,161,000	1,291,612

		$12,146,509
Financial Institutions - 5.3%
Ally Financial, Inc., 5.5%, 2017	$5,795,000	$6,037,046

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.25%, 2014 (n)		$3,940,000	$4,107,450
CIT Group, Inc., 7%, 2017 (n)		2,533,812	2,546,481
CIT Group, Inc., 5.25%, 2018		3,330,000	3,525,638
CIT Group, Inc., 6.625%, 2018 (n)		4,589,000	5,024,955
CIT Group, Inc., 5.5%, 2019 (n)		3,347,000	3,531,085
Credit Acceptance Corp., 9.125%, 2017		2,555,000	2,823,275
GMAC, Inc., 8%, 2031		540,000	646,650
Icahn Enterprises LP, 8%, 2018 (z)		509,000	540,812
Icahn Enterprises LP, 8%, 2018		2,897,000	3,078,062
International Lease Finance Corp., 4.875%, 2015		1,300,000	1,319,737
International Lease Finance Corp., 8.625%, 2015		1,345,000	1,516,487
International Lease Finance Corp., 7.125%, 2018 (n)		2,866,000	3,242,162
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		5,080,000	5,486,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		1,130,000	1,209,100
PHH Corp., 9.25%, 2016		3,695,000	3,990,600
SLM Corp., 8.45%, 2018		2,065,000	2,354,100
SLM Corp., 8%, 2020		5,450,000	6,117,625
SLM Corp., 7.25%, 2022		645,000	690,736

			$57,788,401
Food & Beverages - 1.5%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,202,108
B&G Foods, Inc., 7.625%, 2018		4,250,000	4,590,000
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,610,925
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		750,000	747,150
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,660,550
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	833,625
TreeHouse Foods, Inc., 7.75%, 2018		2,200,000	2,376,000

			$16,020,358
Forest & Paper Products - 1.5%
Boise, Inc., 8%, 2020		$2,770,000	$3,123,175
Cascades, Inc., 7.75%, 2017		1,870,000	1,935,450
Georgia-Pacific Corp., 8%, 2024		957,000	1,314,407
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,042,400
Millar Western Forest Products Ltd., 8.5%, 2021		595,000	458,150
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,525,000	1,563,125
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,563,169
Tembec Industries, Inc., 11.25%, 2018		$1,345,000	1,395,437
Tembec Industries, Inc., 11.25%, 2018 (n)		270,000	280,125
Xerium Technologies, Inc., 8.875%, 2018		2,175,000	1,794,375

			$16,469,813

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 3.9%
Boyd Gaming Corp., 7.125%, 2016	$1,287,000	$1,241,955
Caesars Operating Escrow LLC, 8.5%, 2020 (n)	775,000	777,906
Choice Hotels International, Inc., 5.75%, 2022	520,000	553,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	3,300,000	2,063
GWR Operating Partnership LLP, 10.875%, 2017	1,305,000	1,474,650
Harrah’s Operating Co., Inc., 11.25%, 2017	6,965,000	7,539,612
Harrah’s Operating Co., Inc., 10%, 2018	571,000	362,585
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)	1,725,000	1,826,344
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)	1,315,000	1,316,644
MGM Mirage, 10.375%, 2014	1,435,000	1,628,725
MGM Mirage, 6.625%, 2015	1,760,000	1,819,400
MGM Mirage, 7.5%, 2016	555,000	573,731
MGM Resorts International, 11.375%, 2018	3,485,000	4,025,175
MGM Resorts International, 9%, 2020	2,645,000	2,945,869
Penn National Gaming, Inc., 8.75%, 2019	4,595,000	5,083,219
Pinnacle Entertainment, Inc., 8.75%, 2020	1,435,000	1,560,563
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	525,000	547,969
Seven Seas Cruises S. DE R.L., 9.125%, 2019	3,660,000	3,815,550
Wyndham Worldwide Corp., 7.375%, 2020	1,670,000	2,008,713
Wynn Las Vegas LLC, 7.75%, 2020	2,830,000	3,141,300

		$42,245,773
Industrial - 1.5%
Altra Holdings, Inc., 8.125%, 2016	$1,720,000	$1,836,100
Dematic S.A., 8.75%, 2016 (z)	4,530,000	4,801,800
Hillman Group, Inc., 10.875%, 2018	1,830,000	1,944,375
Hyva Global B.V., 8.625%, 2016 (n)	1,989,000	1,695,622
Mueller Water Products, Inc., 8.75%, 2020	2,196,000	2,454,030
Rexel S.A., 6.125%, 2019 (n)	2,040,000	2,085,900
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)	1,525,000	1,555,500

		$16,373,327
Insurance - 1.4%
American International Group, Inc., 8.25%, 2018	$2,765,000	$3,406,524
American International Group, Inc., 8.175% to 2038, FRN to 2068	9,245,000	10,539,300
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,300,000	1,618,500

		$15,564,324
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019	$1,620,000	$1,899,450

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$3,430,000	$4,750,550
XL Group PLC, 6.5% to 2017, FRN to 2049	5,090,000	4,415,575

		$9,166,125
Machinery & Tools - 1.7%
Ashtead Capital, Inc., 6.5%, 2022 (z)	$810,000	$842,400
Case Corp., 7.25%, 2016	2,140,000	2,375,400
Case New Holland, Inc., 7.875%, 2017	5,625,000	6,595,313
CNH Capital LLC, 6.25%, 2016 (n)	785,000	845,838
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	2,020,000	2,100,800
RSC Equipment Rental, Inc., 8.25%, 2021	2,910,000	3,157,350
UR Financing Escrow Corp., 5.75%, 2018 (n)	1,420,000	1,483,900
UR Financing Escrow Corp., 7.625%, 2022 (n)	1,412,000	1,502,015

		$18,903,016
Major Banks - 0.8%
Bank of America Corp., 5.65%, 2018	$2,900,000	$3,201,580
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	1,370,000	1,116,550
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,605,000	4,006,350

		$8,324,480
Medical & Health Technology & Services - 6.1%
Biomet, Inc., 10%, 2017	$2,880,000	$3,067,200
Biomet, Inc., 10.375%, 2017 (p)	900,000	963,000
Biomet, Inc., 11.625%, 2017	1,860,000	2,001,825
Biomet, Inc., 6.5%, 2020 (z)	765,000	787,950
Davita, Inc., 6.375%, 2018	5,225,000	5,551,563
Davita, Inc., 6.625%, 2020	2,730,000	2,893,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,930,525
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	2,410,000	2,587,738
HCA, Inc., 8.5%, 2019	10,335,000	11,646,253
HCA, Inc., 7.5%, 2022	2,905,000	3,260,862
HCA, Inc., 5.875%, 2022	1,365,000	1,469,081
HealthSouth Corp., 8.125%, 2020	4,915,000	5,437,219
Hologic, Inc., 6.25%, 2020 (z)	515,000	544,612
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	2,155,000	2,111,900
Physio-Control International, Inc., 9.875%, 2019 (z)	1,860,000	2,004,149
Select Medical Corp., 7.625%, 2015	2,245,000	2,267,450
Teleflex, Inc., 6.875%, 2019	2,645,000	2,810,312
Tenet Healthcare Corp., 9.25%, 2015	1,805,000	2,017,087
Truven Health Analytics, Inc., 10.625%, 2020 (z)	1,350,000	1,434,375
Universal Health Services, Inc., 7%, 2018	2,130,000	2,300,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)	3,135,000	3,214,942

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., 7.625%, 2020 (z)	$2,615,000	$2,667,300
Universal Hospital Services, Inc., FRN, 4.111%, 2015	1,015,000	988,356
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,760
Vanguard Health Systems, Inc., 8%, 2018	1,605,000	1,677,225

		$66,639,884
Metals & Mining - 1.9%
Arch Coal, Inc., 7.25%, 2020	$2,750,000	$2,385,625
Cloud Peak Energy, Inc., 8.25%, 2017	5,780,000	6,069,000
Cloud Peak Energy, Inc., 8.5%, 2019	2,415,000	2,553,863
Consol Energy, Inc., 8%, 2017	1,985,000	2,099,138
Consol Energy, Inc., 8.25%, 2020	1,330,000	1,413,125
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,355,000	2,478,638
Peabody Energy Corp., 6%, 2018 (n)	2,295,000	2,295,000
Peabody Energy Corp., 6.25%, 2021 (n)	1,295,000	1,278,812

		$20,573,201
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$2,385,000	$2,522,138
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,735,000	1,648,250

		$4,170,388
Natural Gas - Pipeline - 2.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$4,520,000	$4,847,700
Crosstex Energy, Inc., 8.875%, 2018	5,455,000	5,782,300
El Paso Corp., 7%, 2017	3,790,000	4,342,677
El Paso Corp., 7.75%, 2032	4,425,000	5,182,547
Energy Transfer Equity LP, 7.5%, 2020	3,590,000	4,101,575
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,884,495
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,141,230
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	1,448,000	1,375,600

		$28,658,124
Network & Telecom - 1.6%
Cincinnati Bell, Inc., 8.25%, 2017	$850,000	$898,875
Citizens Communications Co., 9%, 2031	1,795,000	1,768,075
Eileme 2 AB, 11.625%, 2020 (n)	2,149,000	2,256,450
Frontier Communications Corp., 8.125%, 2018	1,445,000	1,575,050
Qwest Communications International, Inc., 7.125%, 2018 (n)	3,990,000	4,244,362
Telefonica S.A., 5.877%, 2019	790,000	742,889
Windstream Corp., 8.125%, 2018	570,000	608,475
Windstream Corp., 7.75%, 2020	3,965,000	4,222,725
Windstream Corp., 7.75%, 2021	1,215,000	1,300,050

		$17,616,951

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 1.0%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$1,035,000	$941,850
Dresser-Rand Group, Inc., 6.5%, 2021		1,300,000	1,365,000
Edgen Murray Corp., 12.25%, 2015		1,675,000	1,691,750
Pioneer Energy Services Corp., 9.875%, 2018		3,370,000	3,622,750
Unit Corp., 6.625%, 2021		1,920,000	1,905,600
Unit Corp., 6.625%, 2021 (z)		1,445,000	1,434,162

			$10,961,112
Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039		$5,190,000	$5,371,650
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,520,000	2,601,497
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		3,270,000	3,067,044
Santander UK PLC, 8.963% to 2030, FRN to 2049		6,151,000	6,274,020

			$17,314,211
Pharmaceuticals - 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$1,871,069
Endo Health Solutions, Inc., 7%, 2019		$1,990,000	2,198,950
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		1,070,000	1,134,200
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		3,100,000	3,200,750

			$8,404,969
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018 (z)		$1,870,000	$1,785,850

Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$281,833
Nielsen Finance LLC, 11.5%, 2016		1,311,000	1,474,875
Nielsen Finance LLC, 7.75%, 2018		2,760,000	3,105,000

			$4,861,708
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$1,295,000	$1,443,925

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$1,680,000	$1,896,300
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		1,300,000	1,196,000
Entertainment Properties Trust, REIT, 7.75%, 2020		3,050,000	3,426,462
Kennedy Wilson, Inc., 8.75%, 2019		1,220,000	1,281,000
MPT Operating Partnership LP, REIT, 6.875%, 2021		2,435,000	2,587,187
MPT Operating Partnership LP, REIT, 6.375%, 2022		860,000	890,100

			$11,277,049

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (n)	$1,565,000	$1,721,500
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,850,000	3,024,563
J. Crew Group, Inc., 8.125%, 2019	2,355,000	2,422,706
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,212,350
Limited Brands, Inc., 7%, 2020	1,520,000	1,689,100
Limited Brands, Inc., 6.95%, 2033	1,080,000	1,057,050
Pantry, Inc., 8.375%, 2020 (z)	1,285,000	1,305,881
QVC, Inc., 7.375%, 2020 (n)	1,995,000	2,231,755
Rite Aid Corp., 9.25%, 2020	1,400,000	1,414,000
Sally Beauty Holdings, Inc., 6.875%, 2019	1,285,000	1,434,381
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,466,000	1,583,280
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	5,154,825
Yankee Acquisition Corp., 8.5%, 2015	21,000	21,341
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,260,000	1,283,625

		$26,556,357
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$1,115,000	$1,215,350

Specialty Stores - 0.4%
Gymboree Corp., 9.125%, 2018	$525,000	$490,219
Michaels Stores, Inc., 11.375%, 2016	1,920,000	2,032,819
Michaels Stores, Inc., 7.75%, 2018	1,980,000	2,121,075

		$4,644,113
Supermarkets - 0.1%
SUPERVALU, Inc., 7.5%, 2014	$1,160,000	$1,104,900

Telecommunications - Wireless - 3.8%
Clearwire Corp., 12%, 2015 (n)	$1,875,000	$1,771,875
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,162,400
Cricket Communications, Inc., 7.75%, 2020	3,630,000	3,466,650
Crown Castle International Corp., 9%, 2015	2,705,000	2,950,141
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,850,950
Digicel Group Ltd., 12%, 2014 (n)	560,000	623,000
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,194,875
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,711,450
MetroPCS Wireless, Inc., 7.875%, 2018	1,495,000	1,584,700
Sprint Capital Corp., 6.875%, 2028	2,280,000	2,040,600
Sprint Nextel Corp., 6%, 2016	4,115,000	4,166,437
Sprint Nextel Corp., 8.375%, 2017	3,611,000	3,945,017
Sprint Nextel Corp., 9%, 2018 (n)	1,350,000	1,576,125
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,935,000	4,096,050

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	$2,485,000	$2,211,650

		$41,351,920
Telephone Services - 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,342,300
Level 3 Financing, Inc., 9.375%, 2019	3,840,000	4,204,800
Level 3 Financing, Inc., 8.625%, 2020	1,315,000	1,410,337
Sable International Finance Ltd., 8.75%, 2020 (n)	555,000	609,112

		$7,566,549
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$2,457,000	$2,248,155

Transportation - Services - 2.8%
ACL I Corp., 10.625%, 2016 (p)	$3,000,404	$2,826,131
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,765,000	2,930,900
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	650,000	697,938
Avis Budget Car Rental LLC, 8.25%, 2019	1,330,000	1,428,088
Avis Budget Car Rental LLC, 9.75%, 2020	1,130,000	1,264,188
CEVA Group PLC, 8.375%, 2017 (n)	3,780,000	3,694,950
Commercial Barge Line Co., 12.5%, 2017	5,900,000	6,652,250
Navios Maritime Acquisition Corp., 8.625%, 2017	3,385,000	3,173,437
Navios Maritime Holdings, Inc., 8.875%, 2017	2,040,000	2,060,400
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	1,160,000	1,160,000
Swift Services Holdings, Inc., 10%, 2018	4,910,000	5,339,625

		$31,227,907
Utilities - Electric Power - 4.7%
AES Corp., 8%, 2017	$2,810,000	$3,266,625
Atlantic Power Corp., 9%, 2018	1,750,000	1,824,375
Calpine Corp., 8%, 2016 (n)	2,690,000	2,915,288
Calpine Corp., 7.875%, 2020 (n)	4,068,000	4,586,670
Covanta Holding Corp., 7.25%, 2020	3,565,000	3,912,769
Covanta Holding Corp., 6.375%, 2022	850,000	912,289
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	2,085,000	2,371,688
Edison Mission Energy, 7%, 2017	2,600,000	1,417,000
EDP Finance B.V., 6%, 2018 (n)	5,200,000	4,710,238
Energy Future Holdings Corp., 10%, 2020	3,385,000	3,660,031
Energy Future Holdings Corp., 10%, 2020	7,280,000	8,017,100
Energy Future Holdings Corp., 11.75%, 2022 (n)	2,510,000	2,597,850
GenOn Energy, Inc., 9.875%, 2020	4,555,000	4,987,725
NRG Energy, Inc., 7.375%, 2017	1,580,000	1,639,250
NRG Energy, Inc., 8.25%, 2020	3,950,000	4,256,125

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$1,345,000	$995,300

		$52,070,323
Total Bonds (Identified Cost, $980,905,481)		$1,008,301,988

Floating Rate Loans (g)(r) - 0.2%
Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$1,315,948	$1,252,070

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$556,194	$575,660
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2016	370,796	379,255

		$954,915
Total Floating Rate Loans (Identified Cost, $2,222,169)		$2,206,985

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$337,703

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	424	$1,229,600

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	76,223	$423,038
Total Common Stocks (Identified Cost, $2,983,167)		$1,990,341

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%, (Identified Cost, $2,354,500)	$47,090	$1,576,102

Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $4,289,100) (a)(d)	$4,345,000	$4,301,550

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	1,439	$1,293,121
GMAC Capital Trust I, 8.125%	90,100	2,196,638
Total Preferred Stocks (Identified Cost, $3,637,497)		$3,489,759

19

Portfolio of Investments (unaudited) – continued

Warrants - 0.1%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $920,560) (a)	$0.01	7/14/10	474	$1,374,600

Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)			54,718,566	$54,718,566
Total Investments (Identified Cost, $1,052,031,040)				$1,077,959,891

Other Assets, Less Liabilities - 1.6%				17,735,494
Net Assets - 100.0%				$1,095,695,385

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $261,987,503 representing 23.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$1,349,063	$1,293,121
American Media, Inc., 13.5%, 2018	12/28/10	301,534	281,833
Ardagh Packaging Finance PLC, 7.375%, 2017	7/19/12-7/20/12	2,678,973	2,710,263
Ardagh Packaging Finance PLC, 9.125%, 2020	7/19/12	416,661	419,000
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	810,000	842,400
Biomet, Inc., 6.5%, 2020	7/25/12	765,000	787,950
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-5/25/12	1,191,500	12,318

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.748%, 2050	4/12/06-7/26/12	$638,761	$12,775
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.948%, 2050	4/12/06-7/26/12	1,990,132	39,803
Ceridian Corp., 8.875%, 2019	6/28/12	725,000	763,063
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	1,317,316	1,355,250
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	4,560,623	4,801,800
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	265,000	279,575
Falcon Franchise Loan LLC, FRN, 5.46%, 2025	1/29/03	243,076	519,475
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	1,969,414	1,966,714
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	1,685,350	1,059,744
Heckmann Corp., 9.875%, 2018	4/04/12	1,859,965	1,785,850
Hologic, Inc., 6.25%, 2020	7/19/12	515,000	544,612
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	1,123,289	1,200,819
Icahn Enterprise LP, 8%, 2018	7/09/12	536,766	540,812
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-7/30/12	1,321,931	1,316,644
LBI Media, Inc., 8.5%, 2017	7/18/07	1,435,537	315,375
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/16/11	2,449,611	2,520,545
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039	7/20/04	279,480	175,825
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	2,007,255	2,100,800
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	1,160,000	1,160,000
Pantry, Inc., 8.375%, 2020	7/25/12	1,285,000	1,305,881
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	1,889,165	2,004,149
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	1,525,000	1,555,500
Townsquare Radio LLC, 9%, 2019	3/30/12	1,292,392	1,380,037
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12	1,370,598	1,434,375
Unit Corp., 6.625%, 2021	7/12/12	1,426,970	1,434,162
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	2,615,000	2,667,300
Total Restricted Securities			$40,587,770
% of Net Assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

21

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	3,951,282	10/12/12	$4,833,679	$4,866,041	$(32,362)
SELL	EUR	UBS AG	3,951,282	10/12/12	4,835,943	4,866,041	(30,098)

							$(62,460)

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $997,312,474)	$1,023,241,325
Underlying affiliated funds, at cost and value	54,718,566
Total investments, at value (identified cost, $1,052,031,040)	$1,077,959,891
Cash	481,207
Receivables for
Investments sold	5,330,845
Fund shares sold	4,297,868
Interest and dividends	21,068,967
Other assets	3,338
Total assets	$1,109,142,116
Liabilities
Payables for
Distributions	$802,723
Forward foreign currency exchange contracts	62,460
Investments purchased	11,312,939
Fund shares reacquired	853,024
Payable to affiliates
Investment adviser	28,148
Shareholder servicing costs	242,625
Distribution and service fees	12,431
Program manager fees	10
Payable for independent Trustees’ compensation	66,818
Accrued expenses and other liabilities	65,553
Total liabilities	$13,446,731
Net assets	$1,095,695,385
Net assets consist of
Paid-in capital	$1,307,567,020
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	25,860,865
Accumulated net realized gain (loss) on investments and foreign currency	(235,110,582)
Accumulated distributions in excess of net investment income	(2,621,918)
Net assets	$1,095,695,385
Shares of beneficial interest outstanding	312,658,150

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$458,837,020	130,955,487	$3.50
Class B	30,430,358	8,667,731	3.51
Class C	76,345,350	21,706,335	3.52
Class I	74,519,628	21,298,226	3.50
Class R1	1,210,085	344,855	3.51
Class R2	4,196,553	1,196,950	3.51
Class R3	8,045,531	2,296,750	3.50
Class R4	372,762	106,292	3.51
Class R5	437,946,716	125,003,956	3.50
Class 529A	2,115,719	604,099	3.50
Class 529B	409,743	116,960	3.50
Class 529C	1,265,920	360,509	3.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.67 [100 / 95.25 x $3.50] and $3.67 [100 / 95.25 x $3.50], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$39,358,296
Dividends	305,286
Dividends from underlying affiliated funds	31,083
Total investment income	$39,694,665
Expenses
Management fee	$2,431,542
Distribution and service fees	1,119,479
Program manager fees	1,704
Shareholder servicing costs	725,319
Administrative services fee	82,608
Independent Trustees’ compensation	16,154
Custodian fee	74,013
Shareholder communications	35,934
Audit and tax fees	34,822
Legal fees	9,102
Miscellaneous	110,890
Total expenses	$4,641,567
Fees paid indirectly	(130)
Reduction of expenses by investment adviser and distributor	(3,494)
Net expenses	$4,637,943
Net investment income	$35,056,722
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(1,271,535)
Foreign currency	428,364
Net realized gain (loss) on investments and foreign currency	$(843,171)
Change in unrealized appreciation (depreciation)
Investments	$22,212,483
Translation of assets and liabilities in foreign currencies	181,903
Net unrealized gain (loss) on investments and foreign currency translation	$22,394,386
Net realized and unrealized gain (loss) on investments and foreign currency	$21,551,215
Change in net assets from operations	$56,607,937

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/12 (unaudited)	Year ended 1/31/12
From operations
Net investment income	$35,056,722	$68,375,836
Net realized gain (loss) on investments and foreign currency	(843,171)	(2,037,291)
Net unrealized gain (loss) on investments and foreign currency translation	22,394,386	(20,065,177)
Change in net assets from operations	$56,607,937	$46,273,368
Distributions declared to shareholders
From net investment income	$(36,155,638)	$(70,548,283)
Change in net assets from fund share transactions	$45,424,078	$31,456,676
Total change in net assets	$65,876,377	$7,181,761
Net assets
At beginning of period	1,029,819,008	1,022,637,247
At end of period (including accumulated distributions in excess of net investment income of $2,621,918 and $1,523,002, respectively)	$1,095,695,385	$1,029,819,008

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.26	$2.49	$3.58		$3.92
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.25	$0.25	$0.26		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.07)	0.26	0.77	(1.08)		(0.31)
Total from investment operations	$0.18		$0.16	$0.51	$1.02	$(0.82)		$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.25)	$(0.27)		$(0.30)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.25)	$(0.25)	$(0.27)		$(0.30)
Net asset value, end of period (x)	$3.50		$3.44	$3.52	$3.26	$2.49		$3.58
Total return (%) (r)(s)(t)(x)	5.23	(n)	4.77	16.22	42.99	(24.05)		(1.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.93	1.00	1.05		0.97
Expenses after expense reductions (f)	0.92	(a)	0.92	0.93	1.00	1.05		0.97
Net investment income	6.65	(a)	6.76	7.53	8.68	8.22		7.17
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$458,837		$462,232	$501,139	$531,990	$360,076		$504,159

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class B			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.53	$3.26	$2.50	$3.59		$3.93
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.23	$0.23	$0.24		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.09)	0.26	0.76	(1.08)		(0.32)
Total from investment operations	$0.17		$0.12	$0.49	$0.99	$(0.84)		$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.25)		$(0.27)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.25)		$(0.27)
Net asset value, end of period (x)	$3.51		$3.44	$3.53	$3.26	$2.50		$3.59
Total return (%) (r)(s)(t)(x)	5.13	(n)	3.70	15.69	41.40	(24.51)		(1.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.68	1.75	1.75		1.67
Expenses after expense reductions (f)	1.67	(a)	1.67	1.68	1.75	1.75		1.67
Net investment income	5.84	(a)	5.99	6.78	8.11	7.41		6.47
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$30,430		$25,983	$37,772	$46,690	$52,384		$113,331

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class C			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.45		$3.53	$3.27	$2.50	$3.60		$3.94
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.23	$0.23	$0.24		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.08)	0.25	0.77	(1.09)		(0.32)
Total from investment operations	$0.17		$0.13	$0.48	$1.00	$(0.85)		$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.25)		$(0.27)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.25)		$(0.27)
Net asset value, end of period (x)	$3.52		$3.45	$3.53	$3.27	$2.50		$3.60
Total return (%) (r)(s)(t)(x)	5.13	(n)	4.00	15.34	41.82	(24.72)		(1.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.68	1.74	1.75		1.67
Expenses after expense reductions (f)	1.67	(a)	1.67	1.68	1.74	1.75		1.67
Net investment income	5.87	(a)	5.99	6.74	7.80	7.44		6.46
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$76,345		$75,309	$80,802	$73,475	$39,345		$69,505

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class I			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.25	$2.49	$3.58		$3.92
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.26	$0.26	$0.27		$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.07)	0.27	0.76	(1.08)		(0.32)
Total from investment operations	$0.18		$0.17	$0.53	$1.02	$(0.81)		$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)	$(0.26)	$(0.28)		$(0.31)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.26)	$(0.26)	$(0.28)		$(0.31)
Net asset value, end of period (x)	$3.50		$3.44	$3.52	$3.25	$2.49		$3.58
Total return (%) (r)(s)(x)	5.36	(n)	5.03	16.86	42.90	(23.82)		(0.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.68	0.75	0.76		0.67
Expenses after expense reductions (f)	0.67	(a)	0.68	0.68	0.75	0.76		0.67
Net investment income	6.97	(a)	7.02	7.75	8.97	8.55		7.47
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$74,520		$448,607	$386,185	$283,704	$185,811		$257,572
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R1			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.26	$2.50	$3.59		$3.93
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.23	$0.23	$0.24		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.08)	0.25	0.76	(1.09)		(0.31)
Total from investment operations	$0.17		$0.13	$0.48	$0.99	$(0.85)		$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.24)		$(0.27)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.24)		$(0.27)
Net asset value, end of period (x)	$3.51		$3.44	$3.52	$3.26	$2.50		$3.59
Total return (%) (r)(s)(x)	5.13	(n)	4.00	15.36	41.39	(24.52)		(1.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.68	1.74	1.76		1.77
Expenses after expense reductions (f)	1.67	(a)	1.67	1.68	1.74	1.76		1.76
Net investment income	5.90	(a)	6.01	6.78	7.96	7.53		6.35
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$1,210		$1,201	$1,138	$1,200	$937		$1,273

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R2			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.26	$2.49	$3.58		$3.93
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.24	$0.24	$0.25		$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.07)	0.26	0.78	(1.08)		(0.32)
Total from investment operations	$0.18		$0.15	$0.50	$1.02	$(0.83)		$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)	$(0.25)	$(0.26)		$(0.29)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)	$(0.25)	$(0.26)		$(0.29)
Net asset value, end of period (x)	$3.51		$3.44	$3.52	$3.26	$2.49		$3.58
Total return (%) (r)(s)(x)	5.39	(n)	4.51	15.93	42.65	(24.21)		(1.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.18	1.18	1.25	1.25		1.30
Expenses after expense reductions (f)	1.17	(a)	1.17	1.18	1.25	1.25		1.29
Net investment income	6.43	(a)	6.52	7.27	8.47	7.99		6.83
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$4,197		$5,639	$5,653	$5,251	$3,446		$5,525

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R3			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.25	$2.49	$3.58		$3.92
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.25	$0.25	$0.26		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.07)	0.27	0.76	(1.08)		(0.31)
Total from investment operations	$0.18		$0.16	$0.52	$1.01	$(0.82)		$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.25)	$(0.27)		$(0.30)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.25)	$(0.25)	$(0.27)		$(0.30)
Net asset value, end of period (x)	$3.50		$3.44	$3.52	$3.25	$2.49		$3.58
Total return (%) (r)(s)(x)	5.23	(n)	4.77	16.58	42.55	(24.02)		(1.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.93	1.00	1.01		1.05
Expenses after expense reductions (f)	0.92	(a)	0.93	0.93	1.00	1.01		1.05
Net investment income	6.65	(a)	6.78	7.54	8.75	8.35		7.08
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$8,046		$7,376	$7,281	$7,929	$6,706		$8,065

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R4			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.26	$2.49	$3.58		$3.92
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.26	$0.26	$0.27		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.07)	0.26	0.77	(1.08)		(0.31)
Total from investment operations	$0.19		$0.17	$0.52	$1.03	$(0.81)		$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)	$(0.26)	$(0.28)		$(0.31)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.26)	$(0.26)	$(0.28)		$(0.31)
Net asset value, end of period (x)	$3.51		$3.44	$3.52	$3.26	$2.49		$3.58
Total return (%) (r)(s)(x)	5.65	(n)	5.04	16.50	43.33	(23.82)		(0.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.68	0.74	0.76		0.76
Expenses after expense reductions (f)	0.67	(a)	0.67	0.68	0.74	0.76		0.76
Net investment income	6.89	(a)	7.02	7.72	8.78	8.56		7.38
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$373		$331	$316	$148	$44		$58

See Notes to Financial Statements

34

Financial Highlights – continued

	Period ended 7/31/12 (i) (unaudited)
Class R5

Net asset value, beginning of period	$3.41
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.09	(g)
Total from investment operations	$0.13
Less distributions declared to shareholders
From net investment income	$(0.04)
Net asset value, end of period (x)	$3.50
Total return (%) (r)(s)(x)	3.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)
Expenses after expense reductions (f)	0.64	(a)
Net investment income	6.22	(a)
Portfolio turnover	19	(n)
Net assets at end of period (000 omitted)	$437,947

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class 529A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.43		$3.52	$3.25	$2.49	$3.58		$3.92
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.25	$0.25	$0.25		$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.08)	0.26	0.76	(1.08)		(0.31)
Total from investment operations	$0.19		$0.15	$0.51	$1.01	$(0.83)		$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.24)	$(0.25)	$(0.26)		$(0.29)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.24)	$(0.25)	$(0.26)		$(0.29)
Net asset value, end of period (x)	$3.50		$3.43	$3.52	$3.25	$2.49		$3.58
Total return (%) (r)(s)(t)(x)	5.51	(n)	4.40	16.46	42.40	(24.19)		(1.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.03	1.10	1.23		1.27
Expenses after expense reductions (f)	0.97	(a)	1.00	1.03	1.10	1.23		1.27
Net investment income	6.60	(a)	6.71	7.41	8.62	8.07		6.87
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$2,116		$1,719	$1,215	$858	$579		$849

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class 529B			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.25	$2.49	$3.58		$3.92
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.22	$0.23	$0.23		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.07)	0.27	0.76	(1.08)		(0.32)
Total from investment operations	$0.16		$0.13	$0.49	$0.99	$(0.85)		$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.24)		$(0.26)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.24)		$(0.26)
Net asset value, end of period (x)	$3.50		$3.44	$3.52	$3.25	$2.49		$3.58
Total return (%) (r)(s)(t)(x)	4.81	(n)	3.92	15.60	41.40	(24.70)		(2.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78	1.78	1.84	1.88		1.92
Expenses after expense reductions (f)	1.72	(a)	1.75	1.78	1.84	1.88		1.92
Net investment income	5.85	(a)	5.95	6.65	7.82	7.43		6.22
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$410		$362	$398	$315	$183		$213

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class 529C			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.44		$3.52	$3.26	$2.50	$3.59		$3.93
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.22	$0.23	$0.23		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.07)	0.26	0.76	(1.08)		(0.32)
Total from investment operations	$0.17		$0.13	$0.48	$0.99	$(0.85)		$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.24)		$(0.26)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.22)	$(0.23)	$(0.24)		$(0.26)
Net asset value, end of period (x)	$3.51		$3.44	$3.52	$3.26	$2.50		$3.59
Total return (%) (r)(s)(t)(x)	5.11	(n)	3.92	15.25	41.26	(24.61)		(2.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.77	1.78	1.84	1.88		1.92
Expenses after expense reductions (f)	1.72	(a)	1.74	1.77	1.84	1.88		1.91
Net investment income	5.83	(a)	5.94	6.61	7.71	7.39		6.21
Portfolio turnover	19	(n)	60	66	58	61		66
Net assets at end of period (000 omitted)	$1,266		$1,060	$739	$462	$221		$322

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 1, 2012 (Class R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

38

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of

39

Notes to Financial Statements (unaudited) – continued

60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

40

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,110,443	$3,897,321	$423,038	$8,430,802
Corporate Bonds	—	845,630,228	—	845,630,228
Commercial Mortgage-Backed Securities	—	3,019,832	—	3,019,832
Asset-Backed Securities (including CDOs)	—	2,031,610	—	2,031,610
Foreign Bonds	—	161,921,868	—	161,921,868
Floating Rate Loans	—	2,206,985	—	2,206,985
Mutual Funds	54,718,566	—	—	54,718,566
Total Investments	$58,829,009	$1,018,707,844	$423,038	$1,077,959,891

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(62,460)	$—	$(62,460)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/12	$906,291
Change in unrealized appreciation (depreciation)	(483,253)
Balance as of 7/31/12	$423,038

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2012 is $(483,253).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

41

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(62,460)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$443,168

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$183,722

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one

42

Notes to Financial Statements (unaudited) – continued

net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing

43

Notes to Financial Statements (unaudited) – continued

commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

44

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/12
Ordinary income (including any short-term capital gains)	$70,548,283

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/12
Cost of investments	$1,056,700,627
Gross appreciation	48,431,393
Gross depreciation	(27,172,129)
Net unrealized appreciation (depreciation)	$21,259,264

As of 1/31/12
Undistributed ordinary income	4,310,812
Capital loss carryforwards	(227,971,886)
Post-October currency loss deferral	(2,524,454)
Other temporary differences	(6,083,703)
Net unrealized appreciation (depreciation)	(54,733)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

45

Notes to Financial Statements (unaudited) – continued

As of January 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
1/31/13	$(19,406,719)
1/31/14	(20,014,075)
1/31/15	(43,048,498)
1/31/16	(1,964,268)
1/31/17	(94,687,685)
1/31/18	(46,635,154)
Total	$(225,756,399)

Post-enactment losses:
Long-Term	$(2,215,487)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/12	Year ended 1/31/12
Class A	$15,488,090	$33,162,764
Class B	829,907	1,878,765
Class C	2,262,045	4,767,259
Class I	12,788,514	29,588,175
Class R1	37,396	70,857
Class R2	167,947	374,119
Class R3	254,243	509,502
Class R4	12,008	23,276
Class R5 (i)	4,206,147	—
Class 529A	63,821	95,046
Class 529B	11,618	22,722
Class 529C	33,902	55,798
Total	$36,155,638	$70,548,283

(i)	For the period from the class’ inception, June 1, 2012 (Class R5) through the stated period end.

46

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

The management fee incurred for the six months ended July 31, 2012 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $92,231 and $1,503 for the six months ended July 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$569,626
Class B	0.75%	0.25%	1.00%	1.00%	137,715
Class C	0.75%	0.25%	1.00%	1.00%	373,843
Class R1	0.75%	0.25%	1.00%	1.00%	6,183
Class R2	0.25%	0.25%	0.50%	0.50%	12,810
Class R3	—	0.25%	0.25%	0.25%	9,350
Class 529A	—	0.25%	0.25%	0.25%	2,364
Class 529B	0.75%	0.25%	1.00%	1.00%	1,936
Class 529C	0.75%	0.25%	1.00%	1.00%	5,652
Total Distribution and Service Fees					$1,119,479

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the

47

Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2012, were as follows:

Amount
Class A	$4,516
Class B	21,127
Class C	1,274
Class 529B	33
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until May 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended July 31, 2012, this waiver amounted to $852 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended July 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended July 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$945	$472
Class 529B	194	97
Class 529C	565	283
Total Program Manager Fees and Waivers	$1,704	$852

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2012, the fee was $199,109, which equated to 0.0377% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $243,743.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS

48

Notes to Financial Statements (unaudited) – continued

fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2012, these costs for the fund amounted to $282,467 and are reflected in the “Shareholder servicing costs” on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2012 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,188 and the Retirement Deferral plan resulted in an expense of $2,537. Both amounts are included in independent Trustees’ compensation for the six months ended July 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $66,794 at July 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds

49

Notes to Financial Statements (unaudited) – continued

can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,222 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,642, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, and short-term obligations, aggregated $233,526,439 and $193,392,063, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/12		Year ended 1/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,881,194	$51,581,411	40,971,097	$141,283,531
Class B	2,360,840	8,187,420	1,788,219	6,127,252
Class C	2,086,633	7,245,447	3,705,729	12,749,334
Class I	18,802,832	65,090,005	27,474,124	94,109,549
Class R1	60,376	209,094	66,387	229,409
Class R2	105,988	367,385	395,496	1,357,004
Class R3	233,797	808,559	591,107	2,048,397
Class R4	15,439	53,225	11,539	39,628
Class R5 (i)	128,622,046	438,772,222	—	—
Class 529A	113,058	392,107	177,689	604,420
Class 529B	25,938	89,684	14,943	51,139
Class 529C	98,417	342,829	126,286	434,928
	167,406,558	$573,139,388	75,322,616	$259,034,591

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Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/12		Year ended 1/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,388,625	$11,751,218	6,978,303	$23,957,043
Class B	169,955	590,985	344,328	1,187,171
Class C	466,076	1,624,796	926,266	3,193,709
Class I	3,233,263	11,194,720	8,207,085	28,129,205
Class R1	10,718	37,260	20,616	70,820
Class R2	47,278	164,250	106,634	366,011
Class R3	73,286	254,186	148,175	508,179
Class R4	3,455	12,008	6,783	23,276
Class R5 (i)	1,207,663	4,206,147	—	—
Class 529A	18,328	63,561	27,681	94,736
Class 529B	3,325	11,531	6,597	22,646
Class 529C	9,728	33,834	16,205	55,614
	8,631,700	$29,944,496	16,788,673	$57,608,410

Shares reacquired
Class A	(21,840,528)	$(75,561,914)	(55,890,653)	$(191,980,670)
Class B	(1,408,649)	(4,887,370)	(5,301,302)	(18,317,793)
Class C	(2,678,766)	(9,305,098)	(5,678,043)	(19,553,421)
Class I	(131,336,080)	(448,047,012)	(14,925,778)	(50,763,795)
Class R1	(75,233)	(260,593)	(61,017)	(208,509)
Class R2	(596,290)	(2,068,104)	(467,863)	(1,622,299)
Class R3	(157,540)	(543,919)	(662,678)	(2,275,166)
Class R4	(8,874)	(30,703)	(11,819)	(39,318)
Class R5 (i)	(4,825,753)	(16,604,798)	—	—
Class 529A	(27,667)	(95,946)	(50,566)	(172,531)
Class 529B	(17,787)	(61,354)	(29,299)	(100,666)
Class 529C	(55,396)	(192,995)	(44,246)	(152,157)
	(163,028,563)	$(557,659,806)	(83,123,264)	$(285,186,325)

Net change
Class A	(3,570,709)	$(12,229,285)	(7,941,253)	$(26,740,096)
Class B	1,122,146	3,891,035	(3,168,755)	(11,003,370)
Class C	(126,057)	(434,855)	(1,046,048)	(3,610,378)
Class I	(109,299,985)	(371,762,287)	20,755,431	71,474,959
Class R1	(4,139)	(14,239)	25,986	91,720
Class R2	(443,024)	(1,536,469)	34,267	100,716
Class R3	149,543	518,826	76,604	281,410
Class R4	10,020	34,530	6,503	23,586
Class R5 (i)	125,003,956	426,373,571	—	—
Class 529A	103,719	359,722	154,804	526,625
Class 529B	11,476	39,861	(7,759)	(26,881)
Class 529C	52,749	183,668	98,245	338,385
	13,009,695	$45,424,078	8,988,025	$31,456,676

(i)	For the period from the class’ inception, June 1, 2012 (Class R5) through the stated period end.

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Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 16%, 14%, and 9%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2012, the fund’s commitment fee and interest expense were $3,506 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,548,693	151,818,408	(144,648,535)	54,718,566

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,083	$54,718,566

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

53

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and in the 4th quintile for the 5-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2011, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2011 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the

54

Board Review of Investment Advisory Agreement – continued

Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

55

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s

Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

56

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

57

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2012

MFS® HIGH YIELD OPPORTUNITIES FUND

HYO-SEM

MFS® HIGH YIELD OPPORTUNITIES FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden companies and countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy - Independent	6.4%
Medical & Health Technology & Services	6.3%
Broadcasting	5.5%
Utilities - Electric Power	4.7%
Cable TV	4.2%

Composition including fixed income credit quality (a)(i)
A	0.3%
BBB	9.5%
BB	27.9%
B	42.2%
CCC	14.3%
CC	0.2%
C	0.1%
Not Rated	0.3%
Non-Fixed Income	0.9%
Cash & Other	4.3%

Portfolio facts (i)
Average Duration (d)	4.0
Average Effective Maturity (m)	7.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 7/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2012 through July 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2012 through July 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/12	Ending Account Value 7/31/12	Expenses Paid During Period (p) 2/01/12-7/31/12
A	Actual	1.05%	$1,000.00	$1,051.67	$5.36
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.80%	$1,000.00	$1,047.73	$9.16
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
C	Actual	1.80%	$1,000.00	$1,046.14	$9.16
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$1,052.95	$4.08
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R1	Actual	1.80%	$1,000.00	$1,047.72	$9.16
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
R2	Actual	1.30%	$1,000.00	$1,050.32	$6.63
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R3	Actual	1.05%	$1,000.00	$1,049.99	$5.35
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R4	Actual	0.80%	$1,000.00	$1,061.14	$4.10
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R5 (formerly Class W)	Actual	0.90%	$1,000.00	$1,054.40	$4.60
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As further discussed in Note 5 in the Notes to Financial statements, the Class W shares were redesignated as Class R5 on May 30, 2012 which resulted in changes to the fund’s fee agreements. Class R5 shares are generally available only to certain eligible retirement plans and to the funds distributed by MFD. Class R5 shares do not pay a 12B-1 distribution fee or sub-accounting costs. Had these been in effect throughout the entire six month period, the annualized expense ratio would have been 0.73% for Class R5; the actual expense paid during the period would have been approximately $3.73 for Class R5; and the hypothetical expense paid during the period would have been approximately $3.67 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.8%
Issuer	Shares/Par		Value ($)

Aerospace - 1.7%
Bombardier, Inc., 7.5%, 2018 (n)		$2,470,000	$2,717,000
Bombardier, Inc., 7.75%, 2020 (n)		865,000	972,044
CPI International, Inc., 8%, 2018		1,615,000	1,518,090
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		200,000	209,000
Heckler & Koch GmbH, 9.5%, 2018 (z)	EU	R 1,163,000	1,037,433
Huntington Ingalls Industries, Inc., 7.125%, 2021		$2,000,000	2,147,490
Kratos Defense & Security Solutions, Inc., 10%, 2017		2,370,000	2,547,740

			$11,148,797
Agricultural Products - 0.1%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (z)		$100,000	$102,101
Virgolino de Oliveira Finance Ltd., 10.5%, 2018		346,000	337,350
Virgolino de Oliveira Finance Ltd., 11.75%, 2022		344,000	335,400

			$774,851
Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016		$535,000	$594,509
Hanesbrands, Inc., 6.375%, 2020		855,000	913,781
Jones Group, Inc., 6.875%, 2019		945,000	917,831
Levi Strauss & Co., 6.875%, 2022		280,000	288,050
Phillips-Van Heusen Corp., 7.375%, 2020		1,805,000	2,010,319

			$4,724,490
Asset-Backed & Securitized - 0.5%
Arbor Realty Mortgage Securities, CDO, FRN, 2.753%, 2038 (z)		$1,136,457	$284,114
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051 (z)		3,830,049	545,399
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		2,500,000	568,643
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,161,389	58,069
Falcon Franchise Loan LLC, FRN, 5.46%, 2025 (i)(z)		419,752	65,901
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,066,486	1,034,492
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.049%, 2051		1,390,000	310,772
LB Commercial Conduit Mortgage Trust, FRN, 0.924%, 2030 (i)		1,067,478	14,207
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039 (i)(z)		1,735,470	36,879
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		1,813,000	181

			$2,919,515

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 3.3%
Accuride Corp., 9.5%, 2018	$2,485,000	$2,506,744
Allison Transmission, Inc., 7.125%, 2019 (n)	1,435,000	1,508,544
Automotores Gildemeister S.A., 8.25%, 2021 (n)	116,000	121,800
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	545,000	567,481
Ford Motor Co., 7.45%, 2031	500,000	620,625
Ford Motor Credit Co. LLC, 12%, 2015	4,525,000	5,591,886
Ford Motor Credit Co. LLC, 8.125%, 2020	685,000	837,752
General Motors Financial Co., Inc., 6.75%, 2018	1,425,000	1,568,885
Goodyear Tire & Rubber Co., 7%, 2022	685,000	699,556
IDQ Holdings, Inc., 11.5%, 2017 (z)	630,000	660,713
Jaguar Land Rover PLC, 7.75%, 2018 (n)	1,050,000	1,118,250
Jaguar Land Rover PLC, 8.125%, 2021 (n)	3,855,000	4,095,938
Lear Corp., 8.125%, 2020	882,000	993,353

		$20,891,527
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$1,044,000	$1,164,060

Broadcasting - 5.1%
Allbritton Communications Co., 8%, 2018	$780,000	$828,750
AMC Networks, Inc., 7.75%, 2021	1,027,000	1,163,078
Clear Channel Communications, Inc., 9%, 2021	2,624,000	2,191,040
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	880,000	842,600
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	90,000	84,375
Hughes Network Systems LLC, 7.625%, 2021	1,045,000	1,154,725
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,395,000	1,506,600
Intelsat Bermuda Ltd., 11.25%, 2017	3,015,000	3,135,600
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,825,000	2,938,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	771,000	811,478
LBI Media Holdings, Inc., 11%, 2013	2,110,000	907,300
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	308,850
Liberty Media Corp., 8.5%, 2029	1,440,000	1,504,800
Liberty Media Corp., 8.25%, 2030	780,000	807,300
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,080,072	2,121,673
Newport Television LLC, 13%, 2017 (n)(p)	1,478,440	1,589,323
Nexstar Broadcasting Group, Inc., 8.875%, 2017	685,000	726,100
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	975,000	1,082,250
Sinclair Broadcast Group, Inc., 8.375%, 2018	255,000	277,950
SIRIUS XM Radio, Inc., 13%, 2013 (n)	456,000	506,160
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,566,300
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,700,000	1,844,500
Townsquare Radio LLC, 9%, 2019 (z)	710,000	750,825
Univision Communications, Inc., 6.875%, 2019 (n)	475,000	494,000

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 7.875%, 2020 (n)	$1,530,000	$1,648,575
Univision Communications, Inc., 8.5%, 2021 (n)	1,760,000	1,777,600

		$32,569,752
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$1,165,000	$1,189,756
E*TRADE Financial Corp., 12.5%, 2017	2,135,000	2,444,575

		$3,634,331
Building - 1.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$1,020,000	$1,099,050
Building Materials Holding Corp., 7%, 2020 (n)	640,000	697,600
Building Materials Holding Corp., 6.75%, 2021 (n)	740,000	808,450
CEMEX Espana S.A., 9.25%, 2020	1,985,000	1,746,800
CEMEX Finance LLC, 9.5%, 2016 (n)	601,000	596,493
CEMEX S.A.B. de C.V., 9%, 2018 (n)	609,000	566,370
CEMEX S.A.B. de C.V., FRN, 5.461%, 2015 (n)	236,000	218,890
HD Supply, Inc., 8.125%, 2019 (n)	835,000	910,150
Masonite International Corp., 8.25%, 2021 (n)	1,560,000	1,622,400
Nortek, Inc., 8.5%, 2021	2,140,000	2,204,200
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	740,000	793,650
USG Corp., 7.875%, 2020 (n)	835,000	888,231

		$12,152,284
Business Services - 1.4%
Ceridian Corp., 12.25%, 2015 (p)	$980,000	$972,650
Ceridian Corp., 8.875%, 2019 (z)	335,000	352,588
Fidelity National Information Services, Inc., 7.625%, 2017	695,000	767,975
Fidelity National Information Services, Inc., 5%, 2022 (n)	700,000	738,500
iGate Corp., 9%, 2016	2,430,000	2,575,800
Iron Mountain, Inc., 8.375%, 2021	1,830,000	2,026,725
SunGard Data Systems, Inc., 10.25%, 2015	389,000	398,239
SunGard Data Systems, Inc., 7.375%, 2018	1,040,000	1,105,000

		$8,937,477
Cable TV - 4.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$405,000	$422,719
CCH II LLC, 13.5%, 2016	2,445,000	2,707,838
CCO Holdings LLC, 7.875%, 2018	2,115,000	2,307,994
CCO Holdings LLC, 8.125%, 2020	2,040,000	2,305,200
Cequel Communications Holdings, 8.625%, 2017 (n)	1,975,000	2,128,063
DISH DBS Corp., 6.75%, 2021	800,000	875,000
EchoStar Corp., 7.125%, 2016	850,000	938,188

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Nara Cable Funding Ltd., 8.875%, 2018 (z)		$1,225,000	$1,078,000
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	423,500
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,000,000	1,270,388
UPC Holding B.V., 9.875%, 2018 (n)		$2,200,000	2,431,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,937,000	2,009,638
Videotron Ltee, 5%, 2022		870,000	909,150
Virgin Media Finance PLC, 9.5%, 2016		290,000	324,438
Virgin Media Finance PLC, 8.375%, 2019		935,000	1,057,719
Virgin Media Finance PLC, 5.25%, 2022		1,675,000	1,733,625
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,385,000	3,198,609

			$26,121,069
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,305,000	$1,428,975
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,825,000	1,847,813
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		415,000	350,675
Huntsman International LLC, 8.625%, 2021		1,120,000	1,288,000
INEOS Finance PLC, 8.375%, 2019 (n)		1,025,000	1,060,875
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,505,000	2,267,025
LyondellBasell Industries N.V., 5%, 2019		745,000	808,325
LyondellBasell Industries N.V., 6%, 2021		1,800,000	2,070,000
Momentive Performance Materials, Inc., 12.5%, 2014		2,055,000	2,142,338
Momentive Performance Materials, Inc., 11.5%, 2016		2,369,000	1,628,688
Polypore International, Inc., 7.5%, 2017		1,490,000	1,594,300
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		228,000	254,345

			$16,741,359
Computer Software - 1.0%
Lawson Software, Inc., 11.5%, 2018 (n)		$1,965,000	$2,225,363
Lawson Software, Inc., 9.375%, 2019 (n)		740,000	791,800
Syniverse Holdings, Inc., 9.125%, 2019		1,860,000	2,032,050
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		705,000	761,400
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		320,000	377,200

			$6,187,813
Computer Software - Systems - 0.9%
Audatex North America, Inc., 6.75%, 2018 (n)		$720,000	$768,600
CDW LLC/CDW Finance Corp., 12.535%, 2017		730,000	782,925
CDW LLC/CDW Finance Corp., 8.5%, 2019		2,175,000	2,305,500
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		1,630,000	1,797,075

			$5,654,100

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 1.0%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,805,000	$2,973,300
Dynacast International LLC, 9.25%, 2019	1,230,000	1,269,975
Griffon Corp., 7.125%, 2018	2,105,000	2,199,725

		$6,443,000
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2022 (n)	$200,000	$208,000
Empresas ICA, S.A.B. de C.V., 8.375%, 2017 (z)	150,000	150,750
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	200,000	203,000

		$561,750
Consumer Products - 0.8%
ACCO Brands Corp., 6.75%, 2020	$280,000	$301,000
Easton-Bell Sports, Inc., 9.75%, 2016	1,055,000	1,152,588
Elizabeth Arden, Inc., 7.375%, 2021	1,402,000	1,542,200
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	140,000	147,700
Jarden Corp., 7.5%, 2020	1,330,000	1,467,988
Libbey Glass, Inc., 6.875%, 2020 (n)	555,000	585,525
Prestige Brands, Inc., 8.125%, 2020 (n)	160,000	177,000

		$5,374,001
Consumer Services - 0.4%
Service Corp. International, 7%, 2017	$1,620,000	$1,842,750
Service Corp. International, 7%, 2019	750,000	815,625

		$2,658,375
Containers - 1.8%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$1,545,000	$1,655,081
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	3,090,000	3,217,463
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	680,000	708,900
Greif, Inc., 6.75%, 2017	630,000	685,125
Greif, Inc., 7.75%, 2019	300,000	342,000
Reynolds Group, 7.75%, 2016	730,000	766,500
Reynolds Group, 7.125%, 2019	1,960,000	2,082,500
Reynolds Group, 9.875%, 2019 (n)	560,000	593,600
Reynolds Group, 8.25%, 2021	975,000	957,938
Sealed Air Corp., 8.125%, 2019 (n)	285,000	319,913
Sealed Air Corp., 8.375%, 2021 (n)	285,000	324,900

		$11,653,920
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$1,337,000	$1,383,795
ManTech International Corp., 7.25%, 2018	825,000	872,438

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - continued
MOOG, Inc., 7.25%, 2018	$710,000	$752,600

		$3,008,833
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,595,000	$1,244,100
Avaya, Inc., 7%, 2019 (n)	390,000	351,488

		$1,595,588
Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$2,360,000	$2,525,200
Nokia Corp., 5.375%, 2019	1,235,000	958,421
NXP B.V., 9.75%, 2018 (n)	1,079,000	1,235,455
Sensata Technologies B.V., 6.5%, 2019 (n)	2,270,000	2,366,475

		$7,085,551
Emerging Market Quasi-Sovereign - 3.8%
Banco do Brasil S.A., 3.875%, 2017	$1,362,000	$1,418,183
Banco do Brasil S.A., 5.875%, 2023 (n)	226,000	237,300
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	200,000	211,500
Bank of Ceylon, 6.875%, 2017 (n)	200,000	205,500
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	2,433,000	2,731,043
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,195,000	1,350,350
Development Bank of Kazakhstan, 5.5%, 2015 (n)	424,000	446,048
Dolphin Energy Ltd., 5.5%, 2021 (n)	400,000	448,000
Ecopetrol S.A., 7.625%, 2019	547,000	708,365
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	100,000	106,677
Gaz Capital S.A., 9.25%, 2019	624,000	807,868
Gaz Capital S.A., 5.999%, 2021 (n)	2,047,000	2,288,403
Gaz Capital S.A., 4.95%, 2022 (z)	247,000	256,633
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	200,000	196,100
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	207,118
Kazakhstan Temir Zholy Co., 6.95%, 2042 (z)	200,000	221,000
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	420,000	540,750
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	838,680
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,410,765
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	694,000	697,130
Pertamina PT, 4.875%, 2022 (n)	255,000	267,750
Pertamina PT, 6%, 2042 (n)	297,000	318,904
Petrobras International Finance Co., 5.375%, 2021	521,000	582,833
Petrobras International Finance Co., 6.75%, 2041	245,000	307,548
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,395,337
Petroleos Mexicanos, 4.875%, 2022 (n)	733,000	826,458
Petroleos Mexicanos, 6.5%, 2041 (n)	133,000	168,245
Provence of Buenos Aires, 11.75%, 2015 (n)	1,491,000	1,103,340

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	$270,000	$291,600
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	200,000	222,559
Sberbank of Russia, 6.125%, 2022 (n)	989,000	1,075,043
Turkiye Halk Bankasi A.S., 4.875%, 2017 (z)	200,000	201,000
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (n)	201,000	207,618
Vnesheconombank, 6.025%, 2022 (n)	200,000	217,500
VTB Capital S.A., 6%, 2017 (n)	717,000	747,473

		$24,260,621
Emerging Market Sovereign - 2.1%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$859,915
Government of Ukraine, 6.875%, 2015 (n)	240,000	227,652
Government of Ukraine, 6.25%, 2016	732,000	662,460
Government of Ukraine, 9.25%, 2017 (z)	200,000	199,012
Republic of Argentina, 8.75%, 2017	1,394,000	1,254,600
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	680,550
Republic of Guatemala, 5.75%, 2022 (n)	201,000	216,678
Republic of Latvia, 5.25%, 2017 (n)	200,000	210,000
Republic of Lithuania, 6.125%, 2021 (n)	181,000	207,028
Republic of Lithuania, 6.625%, 2022 (n)	2,093,000	2,483,345
Republic of Philippines, 5.5%, 2026	343,000	424,463
Republic of Romania, 6.75%, 2022 (n)	1,122,000	1,186,515
Republic of Serbia, 7.25%, 2021 (n)	200,000	203,000
Republic of South Africa, 4.665%, 2024	1,251,000	1,410,503
Republic of Turkey, 6.25%, 2022	329,000	392,744
Republic of Uruguay, 8%, 2022	336,750	491,655
Republic of Venezuela, 7%, 2018	824,000	653,020
Republic of Venezuela, 9.25%, 2027	797,000	658,721
Republic of Venezuela, 7%, 2038	2,047,000	1,365,349

		$13,787,210
Energy - Independent - 6.3%
ATP Oil & Gas Corp., 11.875%, 2015	$1,210,000	$465,850
BreitBurn Energy Partners LP, 8.625%, 2020	665,000	709,888
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	835,000	843,350
Carrizo Oil & Gas, Inc., 8.625%, 2018	605,000	654,913
Chaparral Energy, Inc., 7.625%, 2022 (n)	970,000	1,016,075
Chesapeake Energy Corp., 6.875%, 2020	825,000	816,750
Concho Resources, Inc., 8.625%, 2017	925,000	1,022,125
Concho Resources, Inc., 6.5%, 2022	1,045,000	1,118,150
Continental Resources, Inc., 8.25%, 2019	1,455,000	1,651,425
Denbury Resources, Inc., 8.25%, 2020	2,260,000	2,542,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	2,615,000	2,896,113

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$3,755,000	$4,041,319
EXCO Resources, Inc., 7.5%, 2018	2,075,000	1,877,875
Harvest Operations Corp., 6.875%, 2017 (n)	2,160,000	2,316,600
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	550,000	606,375
Laredo Petroleum, Inc., 9.5%, 2019	1,080,000	1,220,400
LINN Energy LLC, 6.5%, 2019 (n)	735,000	733,163
LINN Energy LLC, 8.625%, 2020	690,000	748,650
LINN Energy LLC, 7.75%, 2021	1,493,000	1,575,115
Newfield Exploration Co., 6.875%, 2020	2,335,000	2,556,825
OGX Austria GmbH, 8.375%, 2022 (n)	200,000	167,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	2,415,000	2,128,219
Pioneer Natural Resources Co., 7.5%, 2020	226,000	280,803
Plains Exploration & Production Co., 8.625%, 2019	1,510,000	1,698,750
QEP Resources, Inc., 6.875%, 2021	1,225,000	1,384,250
Range Resources Corp., 8%, 2019	580,000	642,350
SandRidge Energy, Inc., 8%, 2018 (n)	3,325,000	3,458,000
Whiting Petroleum Corp., 6.5%, 2018	870,000	933,075

		$40,105,908
Energy - Integrated - 0.3%
Listrindo Capital B.V., 6.95%, 2019 (n)	$200,000	$207,052
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,721,000	1,936,125

		$2,143,177
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$1,280,000	$1,280,000

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$1,180,000	$1,280,300
AMC Entertainment, Inc., 9.75%, 2020	1,855,000	2,012,675
Cedar Fair LP, 9.125%, 2018	970,000	1,091,856
Cinemark USA, Inc., 8.625%, 2019	915,000	1,020,225
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	639,000	710,888

		$6,115,944
Financial Institutions - 4.7%
Ally Financial, Inc., 5.5%, 2017	$2,805,000	$2,922,159
CIT Group, Inc., 7%, 2017 (n)	1,311,056	1,317,611
CIT Group, Inc., 5.25%, 2018	1,810,000	1,916,338
CIT Group, Inc., 6.625%, 2018 (n)	2,940,000	3,219,300
CIT Group, Inc., 5.5%, 2019 (n)	1,793,000	1,891,615
Credit Acceptance Corp., 9.125%, 2017	1,995,000	2,204,475

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
GMAC, Inc., 8%, 2031		$275,000	$329,313
Icahn Enterprises LP, 8%, 2018 (z)		270,000	286,875
Icahn Enterprises LP, 8%, 2018		1,438,000	1,527,875
International Lease Finance Corp., 4.875%, 2015		710,000	720,779
International Lease Finance Corp., 8.625%, 2015		690,000	777,975
International Lease Finance Corp., 7.125%, 2018 (n)		1,465,000	1,657,281
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		3,335,000	3,601,800
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		575,000	615,250
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)		200,000	213,000
PHH Corp., 9.25%, 2016		2,335,000	2,521,800
SLM Corp., 8.45%, 2018		1,440,000	1,641,600
SLM Corp., 8%, 2020		2,245,000	2,520,013
SLM Corp., 7.25%, 2022		300,000	321,273

			$30,206,332
Food & Beverages - 1.3%
Ajecorp B.V., 6.5%, 2022 (n)		$150,000	$155,625
ARAMARK Corp., 8.5%, 2015		1,070,000	1,095,423
B&G Foods, Inc., 7.625%, 2018		1,755,000	1,895,400
Constellation Brands, Inc., 7.25%, 2016		675,000	771,188
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		56,000	62,160
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		850,000	846,770
Minerva Luxembourg S.A., 12.25%, 2022 (n)		200,000	212,500
Pinnacle Foods Finance LLC, 9.25%, 2015		1,555,000	1,589,988
Pinnacle Foods Finance LLC, 8.25%, 2017		430,000	459,563
Sigma Alimentos S.A., 5.625%, 2018 (n)		198,000	214,830
TreeHouse Foods, Inc., 7.75%, 2018		1,080,000	1,166,400

			$8,469,847
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$1,250,000	$1,409,375
Cascades, Inc., 7.75%, 2017		655,000	677,925
Georgia-Pacific Corp., 8%, 2024		395,000	542,519
Graphic Packaging Holding Co., 7.875%, 2018		1,005,000	1,115,550
Millar Western Forest Products Ltd., 8.5%, 2021		310,000	238,700
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		850,000	871,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,201,486
Tembec Industries, Inc., 11.25%, 2018		$705,000	731,438
Tembec Industries, Inc., 11.25%, 2018 (n)		130,000	134,875
Votorantim Participacoes S.A., 6.75%, 2021 (n)		362,000	406,345
Xerium Technologies, Inc., 8.875%, 2018		1,610,000	1,328,250

			$8,657,713

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 3.6%
Boyd Gaming Corp., 7.125%, 2016		$1,059,000	$1,021,935
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		720,000	722,700
Choice Hotels International, Inc., 5.75%, 2022		270,000	287,550
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,510,000	2,194
Great Canadian Gaming Corp., 6.625%, 2022 (z)	CAD	1,375,000	1,386,517
GWR Operating Partnership LLP, 10.875%, 2017		$1,230,000	1,389,900
Harrah’s Operating Co., Inc., 11.25%, 2017		3,015,000	3,263,738
Harrah’s Operating Co., Inc., 10%, 2018		679,000	431,165
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		890,000	942,288
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		695,000	695,869
MGM Mirage, 6.625%, 2015		555,000	573,731
MGM Mirage, 7.5%, 2016		280,000	289,450
MGM Resorts International, 11.375%, 2018		2,010,000	2,321,550
MGM Resorts International, 9%, 2020		1,490,000	1,659,488
Penn National Gaming, Inc., 8.75%, 2019		2,120,000	2,345,250
Pinnacle Entertainment, Inc., 8.75%, 2020		750,000	815,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		275,000	287,031
Seven Seas Cruises S. DE R.L., 9.125%, 2019		2,180,000	2,272,650
Wyndham Worldwide Corp., 7.375%, 2020		830,000	998,342
Wynn Las Vegas LLC, 7.75%, 2020		1,465,000	1,626,150

			$23,333,123
Industrial - 1.6%
Altra Holdings, Inc., 8.125%, 2016		$805,000	$859,338
Dematic S.A., 8.75%, 2016 (z)		2,235,000	2,369,100
Hillman Group, Inc., 10.875%, 2018		1,315,000	1,397,188
Hyva Global B.V., 8.625%, 2016 (n)		2,329,000	1,985,473
Mueller Water Products, Inc., 8.75%, 2020		1,126,000	1,258,305
Rexel S.A., 6.125%, 2019 (n)		1,260,000	1,288,350
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)		810,000	826,200

			$9,983,954
Insurance - 1.1%
American International Group, Inc., 8.25%, 2018		$1,325,000	$1,632,421
American International Group, Inc., 8.175% to 2038, FRN to 2058		4,785,000	5,454,900

			$7,087,321
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019		$880,000	$1,031,800

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$1,770,000	$2,451,450
XL Group PLC, 6.5% to 2017, FRN to 2049	3,895,000	3,378,913

		$5,830,363
International Market Quasi-Sovereign - 0.2%
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	$900,000	$889,687
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	319,000	336,472

		$1,226,159
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$1,712,000	$1,725,443
Republic of Iceland, 5.875%, 2022 (n)	297,000	303,097

		$2,028,540
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 6.5%, 2022 (z)	$425,000	$442,000
Case Corp., 7.25%, 2016	670,000	743,700
Case New Holland, Inc., 7.875%, 2017	3,260,000	3,822,350
CNH Capital LLC, 6.25%, 2016 (n)	440,000	474,100
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	1,095,000	1,138,800
RSC Equipment Rental, Inc., 8.25%, 2021	1,775,000	1,925,875
UR Financing Escrow Corp., 5.75%, 2018 (n)	760,000	794,200
UR Financing Escrow Corp., 7.625%, 2022 (n)	756,000	804,195

		$10,145,220
Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018	$1,430,000	$1,578,710
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)	1,375,000	1,038,125
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	825,000	672,375
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	3,120,000	2,714,400

		$6,003,610
Medical & Health Technology & Services - 6.2%
Biomet, Inc., 10%, 2017	$1,000,000	$1,065,000
Biomet, Inc., 10.375%, 2017 (p)	700,000	749,000
Biomet, Inc., 11.625%, 2017	1,900,000	2,044,875
Biomet, Inc., 6.5%, 2020 (z)	405,000	417,150
Davita, Inc., 6.375%, 2018	2,025,000	2,151,563
Davita, Inc., 6.625%, 2020	1,890,000	2,003,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,459,494
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	530,000	569,088
HCA, Inc., 9%, 2014	4,680,000	5,194,800
HCA, Inc., 8.5%, 2019	3,055,000	3,442,603

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 7.5%, 2022	$1,440,000	$1,616,400
HCA, Inc., 5.875%, 2022	690,000	742,613
HealthSouth Corp., 8.125%, 2020	2,425,000	2,682,656
Hologic, Inc., 6.25%, 2020 (z)	270,000	285,525
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	1,095,000	1,073,100
Physio-Control International, Inc., 9.875%, 2019 (z)	940,000	1,012,850
Select Medical Corp., 7.625%, 2015	1,170,000	1,181,700
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,864,263
Teleflex, Inc., 6.875%, 2019	920,000	977,500
Tenet Healthcare Corp., 9.25%, 2015	925,000	1,033,688
Truven Health Analytics, Inc., 10.625%, 2020 (z)	670,000	711,875
Universal Health Services, Inc., 7%, 2018	415,000	448,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,615,000	1,656,183
Universal Hospital Services, Inc., 7.625%, 2020 (z)	1,400,000	1,428,000
Universal Hospital Services, Inc., FRN, 4.111%, 2015	590,000	574,513
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,760
Vanguard Health Systems, Inc., 8%, 2018	780,000	815,100
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	1,385,000	1,357,300

		$39,563,199
Metals & Mining - 1.6%
Arch Coal, Inc., 7.25%, 2020	$1,435,000	$1,244,863
Cloud Peak Energy, Inc., 8.25%, 2017	2,240,000	2,352,000
Cloud Peak Energy, Inc., 8.5%, 2019	1,410,000	1,491,075
Consol Energy, Inc., 8%, 2017	1,295,000	1,369,463
Consol Energy, Inc., 8.25%, 2020	660,000	701,250
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,225,000	1,289,313
Peabody Energy Corp., 6%, 2018 (n)	725,000	725,000
Peabody Energy Corp., 6.25%, 2021 (n)	725,000	715,938
Southern Copper Corp., 6.75%, 2040	326,000	376,379

		$10,265,281
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,765,000	$1,866,488
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	905,000	859,750

		$2,726,238
Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$2,180,000	$2,338,050
Crosstex Energy, Inc., 8.875%, 2018	2,130,000	2,257,800
El Paso Corp., 7%, 2017	945,000	1,082,805
El Paso Corp., 7.75%, 2032	1,370,000	1,604,540
Energy Transfer Equity LP, 7.5%, 2020	1,825,000	2,085,063
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	870,000	952,650

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		$544,000	$592,960
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		715,000	679,250

			$11,593,118
Network & Telecom - 1.3%
Cincinnati Bell, Inc., 8.25%, 2017		$405,000	$428,288
Citizens Communications Co., 9%, 2031		870,000	856,950
Eileme 2 AB, 11.625%, 2020 (n)		1,026,000	1,077,300
Frontier Communications Corp., 8.125%, 2018		1,090,000	1,188,100
Qwest Communications International, Inc., 7.125%, 2018 (n)		1,320,000	1,404,150
Telefonica S.A., 5.877%, 2019		410,000	385,550
Windstream Corp., 8.125%, 2018		305,000	325,588
Windstream Corp., 7.75%, 2020		1,555,000	1,656,075
Windstream Corp., 7.75%, 2021		730,000	781,100

			$8,103,101
Oil Services - 1.2%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,087,651
Chesapeake Energy Corp., 6.625%, 2019 (n)		575,000	523,250
Dresser-Rand Group, Inc., 6.5%, 2021		620,000	651,000
Edgen Murray Corp., 12.25%, 2015		1,600,000	1,616,000
Pioneer Energy Services Corp., 9.875%, 2018		1,760,000	1,892,000
Unit Corp., 6.625%, 2021		1,025,000	1,017,313
Unit Corp., 6.625%, 2021 (z)		755,000	749,338

			$7,536,552
Other Banks & Diversified Financials - 2.4%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$281,000	$303,480
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		42,000	46,830
Banco PanAmericano S.A., 8.5%, 2020 (n)		211,000	226,825
Bancolombia S.A., 5.95%, 2021		914,000	1,000,830
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		975,000	1,004,250
BBVA Bancomer S.A. Texas, 6.75%, 2022 (z)		157,000	162,495
Capital One Financial Corp., 10.25%, 2039		2,670,000	2,763,450
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,527,000	1,576,383
Itau Unibanco Holding S.A., 5.5%, 2022 (z)		1,303,000	1,302,844
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		2,780,000	2,607,457
Santander UK PLC, 8.963% to 2030, FRN to 2049		4,169,000	4,252,380

			$15,247,224
Pharmaceuticals - 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,344,000	$1,835,560
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		$545,000	577,700
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		1,650,000	1,703,625

			$4,116,885

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)	$965,000	$921,575

Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$322,000	$347,812

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$274,005	$259,620
Morris Publishing Group LLC, 10%, 2014	533,097	539,761
Nielsen Finance LLC, 11.5%, 2016	656,000	738,000
Nielsen Finance LLC, 7.75%, 2018	1,310,000	1,473,750

		$3,011,131
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$735,000	$819,525

Real Estate - 0.8%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,205,000	$1,360,144
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	715,000	657,800
Entertainment Properties Trust, REIT, 7.75%, 2020	765,000	859,424
Kennedy Wilson, Inc., 8.75%, 2019	600,000	630,000
MPT Operating Partnership LP, REIT, 6.875%, 2021	1,025,000	1,089,063
MPT Operating Partnership LP, REIT, 6.375%, 2022	450,000	465,750

		$5,062,181
Retailers - 2.1%
Academy Ltd., 9.25%, 2019 (n)	$835,000	$918,500
Burlington Coat Factory Warehouse Corp., 10%, 2019	1,520,000	1,613,100
J. Crew Group, Inc., 8.125%, 2019	1,185,000	1,219,069
Limited Brands, Inc., 6.9%, 2017	945,000	1,066,669
Limited Brands, Inc., 7%, 2020	875,000	972,344
Limited Brands, Inc., 6.95%, 2033	510,000	499,163
Pantry, Inc., 8.375%, 2020 (z)	685,000	696,131
QVC, Inc., 7.375%, 2020 (n)	985,000	1,101,894
Rite Aid Corp., 9.25%, 2020	420,000	424,200
Sally Beauty Holdings, Inc., 6.875%, 2019	710,000	792,538
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,459,000	1,575,720
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,613,300
Yankee Acquisition Corp., 8.5%, 2015	11,000	11,179
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	695,000	708,031

		$13,211,838
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$535,000	$583,150

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.4%
Gymboree Corp., 9.125%, 2018	$275,000	$256,781
Michaels Stores, Inc., 11.375%, 2016	1,160,000	1,228,162
Michaels Stores, Inc., 7.75%, 2018	965,000	1,033,756

		$2,518,699
Steel - 0.0%
Evraz Group S.A., 7.4%, 2017 (n)	$200,000	$199,180

Supermarkets - 0.1%
SUPERVALU, Inc., 7.5%, 2014	$635,000	$604,838

Telecommunications - Wireless - 3.3%
Clearwire Corp., 12%, 2015 (n)	$1,370,000	$1,294,650
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,060,000
Cricket Communications, Inc., 7.75%, 2020	1,795,000	1,714,225
Crown Castle International Corp., 9%, 2015	855,000	932,484
Crown Castle International Corp., 7.125%, 2019	590,000	647,525
Digicel Group Ltd., 12%, 2014 (n)	362,000	402,725
Digicel Group Ltd., 8.25%, 2017 (n)	1,564,000	1,638,290
Digicel Group Ltd., 10.5%, 2018 (n)	2,185,000	2,332,488
MetroPCS Wireless, Inc., 7.875%, 2018	740,000	784,400
Sprint Capital Corp., 6.875%, 2028	1,165,000	1,042,675
Sprint Nextel Corp., 6%, 2016	2,075,000	2,100,938
Sprint Nextel Corp., 8.375%, 2017	1,279,000	1,397,308
Sprint Nextel Corp., 9%, 2018 (n)	1,075,000	1,255,063
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,375,000	3,631,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	990,000	881,100

		$21,115,121
Telephone Services - 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$715,000	$773,988
Level 3 Financing, Inc., 9.375%, 2019	1,940,000	2,124,300
Level 3 Financing, Inc., 8.625%, 2020	595,000	638,138
Oi S.A., 5.75%, 2022 (n)	607,000	623,693
Sable International Finance Ltd., 8.75%, 2020 (n)	290,000	318,275

		$4,478,394
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$1,521,000	$1,391,715

Transportation - Services - 2.9%
ACL I Corp., 10.625%, 2016 (p)	$2,233,969	$2,104,213
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,410,000	2,554,600

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	$716,224	$680,413
Avis Budget Car Rental LLC, 8.25%, 2019	655,000	703,306
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	355,000	381,181
Avis Budget Car Rental LLC, 9.75%, 2020	625,000	699,219
CEVA Group PLC, 8.375%, 2017 (n)	1,945,000	1,901,238
Commercial Barge Line Co., 12.5%, 2017	3,010,000	3,393,775
Navios Maritime Acquisition Corp., 8.625%, 2017	2,105,000	1,973,438
Navios Maritime Holdings, Inc., 8.875%, 2017	1,540,000	1,555,400
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	115,000	115,000
Swift Services Holdings, Inc., 10%, 2018	2,615,000	2,843,813

		$18,905,596
Utilities - Electric Power - 4.5%
AES Corp., 8%, 2017	$1,995,000	$2,319,188
Atlantic Power Corp., 9%, 2018	925,000	964,313
Calpine Corp., 8%, 2016 (n)	1,260,000	1,365,525
Calpine Corp., 7.875%, 2020 (n)	1,237,000	1,394,718
Covanta Holding Corp., 7.25%, 2020	1,080,000	1,185,355
Covanta Holding Corp., 6.375%, 2022	465,000	499,076
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	1,050,000	1,194,375
Edison Mission Energy, 7%, 2017	1,305,000	711,225
EDP Finance B.V., 6%, 2018 (n)	3,505,000	3,174,882
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	213,000
Energy Future Holdings Corp., 10%, 2020	3,035,000	3,281,594
Energy Future Holdings Corp., 10%, 2020	2,360,000	2,598,950
Energy Future Holdings Corp., 11.75%, 2022 (n)	1,275,000	1,319,625
GenOn Energy, Inc., 9.875%, 2020	2,380,000	2,606,100
NGC Corp. Capital Trust, 8.316%, 2027 (a)	1,975,000	296,250
NRG Energy, Inc., 7.375%, 2017	930,000	964,875
NRG Energy, Inc., 8.25%, 2020	2,120,000	2,284,300
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,760,000	1,302,400
Viridian Group FundCo II, 11.125%, 2017 (z)	1,110,000	1,065,600

		$28,741,351
Total Bonds (Identified Cost, $592,051,504)		$594,762,989

Floating Rate Loans (g)(r) - 0.1%
Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$288,527	$298,625
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2016	192,351	196,739
Total Floating Rate Loans (Identified Cost, $472,825)		$495,364

21

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.2%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Accuride Corp. (a)	34,663	$179,901

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	206	$597,400

Containers - 0.0%
Owens-Illinois, Inc. (a)	12,400	$228,780

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$3,342

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	70,215	$389,693
Total Common Stocks (Identified Cost, $2,513,513)		$1,399,116

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $1,235,500)	24,710	$827,044

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	809	$726,988
GMAC Capital Trust I, 8.125%	49,825	1,214,734
Total Preferred Stocks (Identified Cost, $2,021,701)		$1,941,722

	Strike Price	First Exercise

Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $557,983) (a)	$0.01	7/14/10	289	$838,100

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $1,460,775) (a)(d)			$1,480,000	$1,465,200

22

Portfolio of Investments (unaudited) – continued

Money Market Funds - 5.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	34,375,891	$34,375,891
Total Investments (Identified Cost, $634,689,692)		$636,105,426

Other Assets, Less Liabilities - 0.8%		5,000,190
Net Assets - 100.0%		$641,105,616

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $190,550,952, representing 29.7% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$758,438	$726,988
American Media, Inc., 13.5%, 2018	12/28/10	277,768	259,620
Arbor Realty Mortgage Securities, CDO, FRN, 2.753%, 2038	12/20/05	1,136,457	284,114
Ardagh Packaging Finance PLC, 7.375%, 2017	7/19/12-7/23/12	1,634,802	1,655,081
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	425,000	442,000
BBVA Bancomer S.A. Texas, 6.75%, 2022	7/12/12	156,953	162,495
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051	6/19/08	2,857,930	545,399
Biomet, Inc., 6.5%, 2020	7/25/12	405,000	417,150

23

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Ceridian Corp., 8.875%, 2019	6/28/12	$335,000	$352,588
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	689,072	708,900
Corporacion Azucarera del Peru S.A., 6.375%, 2022	7/26/12	99,091	102,101
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	2,251,716	2,369,100
Empresas ICA, S.A.B. de C.V., 8.375%, 2017	7/19/12	148,508	150,750
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	140,000	147,700
Falcon Franchise Loan LLC, FRN, 5.46%, 2025	1/29/03	30,837	65,901
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	1,035,828	1,034,492
Gaz Capital S.A., 4.95%, 2022	7/11/12	247,000	256,633
Government of Ukraine, 9.25%, 2017	7/17/12	200,000	199,012
Great Canadian Gaming Corp., 6.625%, 2022	7/18/12	1,360,376	1,386,517
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	1,650,800	1,037,433
Heckmann Corp., 9.875%, 2018	4/04/12	959,822	921,575
Hologic, Inc., 6.25%, 2020	7/19/12	270,000	285,525
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	618,054	660,713
Icahn Enterprises LP, 8%, 2018	7/9/12	284,728	286,875
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12	698,650	695,869
Itau Unibanco Holding S.A., 5.5%, 2022	7/30/12	1,303,000	1,302,844
Kazakhstan Temir Zholy Co., 6.95%, 2042	7/2/12	200,000	221,000
LBI Media, Inc., 8.5%, 2017	7/18/07	1,405,837	308,850
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	2,057,260	2,121,673
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039	7/20/04	58,620	36,879
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	1,087,620	1,138,800
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	1,189,436	1,078,000
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	7/19/12	210,974	213,000
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	115,000	115,000
Pantry, Inc., 8.375%, 2020	7/25/12	685,000	696,131
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	954,227	1,012,850
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	810,000	826,200
Townsquare Radio LLC, 9%, 2019	3/30/12	703,141	750,825
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	680,449	711,875
Turkiye Halk Bankasi A.S., 4.875%, 2017	4/18/12-7/12/12	198,913	201,000
Unit Corp., 6.625%, 2021	7/12/12	745,580	749,338

24

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	$1,400,000	$1,428,000
Viridian Group FundCo II, 11.125%, 2017	3/1/12	1,075,803	1,065,600
Total Restricted Securities			$29,133,435
% of Net Assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Barclays Bank PLC	1,375,000	10/12/12	$1,358,655	$1,368,969	$(10,314)
SELL	EUR	Goldman Sachs International	3,660,199	10/12/12	4,477,591	4,507,569	(29,978)
SELL	EUR	UBS AG	3,660,199	10/12/12	4,479,688	4,507,569	(27,881)

							$(68,173)

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $600,313,801)	$601,729,535
Underlying affiliated funds, at cost and value	34,375,891
Total investments, at value (identified cost, $634,689,692)	$636,105,426
Cash	11,367
Foreign currency, at value (identified cost, $33,060)	22,878
Receivables for
Investments sold	1,821,204
Fund shares sold	1,499,339
Interest and dividends	12,457,879
Receivable from investment adviser	24,376
Other assets	2,057
Total assets	$651,944,526
Liabilities
Payables for
Distributions	$946,070
Forward foreign currency exchange contracts	68,173
Investments purchased	7,798,118
Fund shares reacquired	1,769,695
Payable to affiliates
Shareholder servicing costs	202,123
Distribution and service fees	13,211
Payable for independent Trustees’ compensation	5,237
Accrued expenses and other liabilities	36,283
Total liabilities	$10,838,910
Net assets	$641,105,616
Net assets consist of
Paid-in capital	$745,309,780
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,332,131
Accumulated net realized gain (loss) on investments and foreign currency	(103,202,559)
Accumulated distributions in excess of net investment income	(2,333,736)
Net assets	$641,105,616
Shares of beneficial interest outstanding	100,146,720

26

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$451,099,017	70,468,849	$6.40
Class B	35,053,731	5,463,754	6.42
Class C	95,295,248	14,906,082	6.39
Class I	57,789,379	9,017,019	6.41
Class R1	144,856	22,580	6.42
Class R2	189,692	29,564	6.42
Class R3	829,365	129,537	6.40
Class R4	600,251	93,064	6.45
Class R5 (formerly Class W)	104,077	16,271	6.40

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.72 [100 / 95.25 x $6.40]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

27

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$23,969,000
Dividends	162,644
Dividends from underlying affiliated funds	15,590
Foreign taxes withheld	(1,400)
Total investment income	$24,145,834
Expenses
Management fee	$2,018,826
Distribution and service fees	1,178,733
Shareholder servicing costs	390,325
Administrative services fee	50,657
Independent Trustees’ compensation	11,602
Custodian fee	53,590
Shareholder communications	51,232
Audit and tax fees	36,347
Legal fees	5,588
Miscellaneous	109,398
Total expenses	$3,906,298
Fees paid indirectly	(70)
Reduction of expenses by investment adviser	(240,359)
Net expenses	$3,665,869
Net investment income	$20,479,965
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(10,579,883)
Foreign currency	450,625
Net realized gain (loss) on investments and foreign currency	$(10,129,258)
Change in unrealized appreciation (depreciation)
Investments	$20,037,776
Translation of assets and liabilities in foreign currencies	116,842
Net unrealized gain (loss) on investments and foreign currency translation	$20,154,618
Net realized and unrealized gain (loss) on investments and foreign currency	$10,025,360
Change in net assets from operations	$30,505,325

See Notes to Financial Statements

28

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/12 (unaudited)	Year ended 1/31/12
From operations
Net investment income	$20,479,965	$42,218,759
Net realized gain (loss) on investments and foreign currency	(10,129,258)	(1,863,435)
Net unrealized gain (loss) on investments and foreign currency translation	20,154,618	(16,437,958)
Change in net assets from operations	$30,505,325	$23,917,366
Distributions declared to shareholders
From net investment income	$(21,316,173)	$(43,098,356)
Change in net assets from fund share transactions	$33,894,613	$(44,144,594)
Total change in net assets	$43,083,765	$(63,325,584)
Net assets
At beginning of period	598,021,851	661,347,435
At end of period (including accumulated distributions in excess of net investment income of $2,333,736 and $1,497,528, respectively)	$641,105,616	$598,021,851

See Notes to Financial Statements

29

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$6.30		$6.49	$5.98	$4.42	$6.90		$7.66
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.47	$0.49	$0.57		$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.18)	0.51	1.59	(2.46)		(0.70)
Total from investment operations	$0.32		$0.26	$0.98	$2.08	$(1.89)		$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.47)	$(0.51)	$(0.59)		$(0.59)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.05)
From tax return of capital	—		—	—	(0.01)	—		—
Total distributions declared to shareholders	$(0.22)		$(0.45)	$(0.47)	$(0.52)	$(0.59)		$(0.64)
Net asset value, end of period (x)	$6.40		$6.30	$6.49	$5.98	$4.42		$6.90
Total return (%) (r)(s)(t)(x)	5.17	(n)	4.21	17.06	49.74	(28.79)		(1.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.13	1.13	1.16	1.24		1.19
Expenses after expense reductions (f)	1.05	(a)	1.05	1.02	0.93	0.85		0.85
Net investment income	6.72	(a)	6.96	7.64	9.36	9.54		7.70
Portfolio turnover	21	(n)	61	68	61	72		79
Net assets at end of period (000 omitted)	$451,099		$422,926	$474,643	$369,073	$276,917		$458,651

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class B			2012	2011	2010	2009		2008

Net asset value, beginning of period	$6.32		$6.51	$5.99	$4.43	$6.92		$7.68
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.43	$0.45	$0.53		$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.18)	0.52	1.59	(2.47)		(0.70)
Total from investment operations	$0.30		$0.21	$0.95	$2.04	$(1.94)		$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.43)	$(0.47)	$(0.55)		$(0.54)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.05)
From tax return of capital	—		—	—	(0.01)	—		—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.43)	$(0.48)	$(0.55)		$(0.59)
Net asset value, end of period (x)	$6.42		$6.32	$6.51	$5.99	$4.43		$6.92
Total return (%) (r)(s)(t)(x)	4.77	(n)	3.44	16.37	48.59	(29.31)		(2.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.88	1.88	1.90	1.89		1.84
Expenses after expense reductions (f)	1.80	(a)	1.80	1.77	1.68	1.50		1.50
Net investment income	5.96	(a)	6.21	6.92	8.64	8.82		7.03
Portfolio turnover	21	(n)	61	68	61	72		79
Net assets at end of period (000 omitted)	$35,054		$35,751	$46,297	$51,506	$42,757		$90,330

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class C			2012	2011	2010	2009		2008

Net asset value, beginning of period	$6.30		$6.48	$5.97	$4.41	$6.89		$7.64
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.43	$0.45	$0.53		$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		(0.18)	0.50	1.59	(2.46)		(0.69)
Total from investment operations	$0.29		$0.22	$0.93	$2.04	$(1.93)		$(0.16)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.42)	$(0.47)	$(0.55)		$(0.54)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.05)
From tax return of capital	—		—	—	(0.01)	—		—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.42)	$(0.48)	$(0.55)		$(0.59)
Net asset value, end of period (x)	$6.39		$6.30	$6.48	$5.97	$4.41		$6.89
Total return (%) (r)(s)(t)(x)	4.61	(n)	3.59	16.22	48.77	(29.32)		(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.89	1.88	1.90	1.90		1.84
Expenses after expense reductions (f)	1.80	(a)	1.80	1.77	1.68	1.50		1.50
Net investment income	5.99	(a)	6.25	6.94	8.52	8.94		7.05
Portfolio turnover	21	(n)	61	68	61	72		79
Net assets at end of period (000 omitted)	$95,295		$89,483	$96,519	$89,930	$55,001		$92,947

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class I			2012	2011	2010	2009		2008

Net asset value, beginning of period	$6.31		$6.50	$5.99	$4.43	$6.92		$7.68
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.48	$0.50	$0.60		$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.18)	0.52	1.60	(2.48)		(0.69)
Total from investment operations	$0.33		$0.28	$1.00	$2.10	$(1.88)		$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.49)	$(0.53)	$(0.61)		$(0.62)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.05)
From tax return of capital	—		—	—	(0.01)	—		—
Total distributions declared to shareholders	$(0.23)		$(0.47)	$(0.49)	$(0.54)	$(0.61)		$(0.67)
Net asset value, end of period (x)	$6.41		$6.31	$6.50	$5.99	$4.43		$6.92
Total return (%) (r)(s)(x)	5.29	(n)	4.47	17.33	50.02	(28.57)		(1.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	0.87	0.90	0.89		0.84
Expenses after expense reductions (f)	0.80	(a)	0.80	0.78	0.68	0.50		0.50
Net investment income	6.95	(a)	7.21	7.76	9.45	9.81		8.01
Portfolio turnover	21	(n)	61	68	61	72		79
Net assets at end of period (000 omitted)	$57,789		$38,143	$38,266	$20,317	$11,581		$35,372

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R1			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$6.32		$6.51	$5.99	$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.43	$0.45	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.18)	0.51	1.59	(2.48)
Total from investment operations	$0.30		$0.21	$0.94	$2.04	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.42)	$(0.47)	$(0.38)
From tax return of capital	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.42)	$(0.48)	$(0.38)
Net asset value, end of period (x)	$6.42		$6.32	$6.51	$5.99	$4.43
Total return (%) (r)(s)(x)	4.77	(n)	3.44	16.36	48.59	(31.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.88	1.88	1.90	1.92	(a)
Expenses after expense reductions (f)	1.80	(a)	1.80	1.77	1.68	1.50	(a)
Net investment income	5.95	(a)	6.22	6.90	8.53	9.60	(a)
Portfolio turnover	21	(n)	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$145		$132	$126	$107	$71

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R2			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$6.32		$6.51	$5.99	$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.46	$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.18)	0.52	1.60	(2.48)
Total from investment operations	$0.31		$0.25	$0.98	$2.07	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.46)	$(0.50)	$(0.40)
From tax return of capital	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.21)		$(0.44)	$(0.46)	$(0.51)	$(0.40)
Net asset value, end of period (x)	$6.42		$6.32	$6.51	$5.99	$4.43
Total return (%) (r)(s)(x)(n)	5.03	(n)	3.96	16.94	49.30	(31.05	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.38	1.37	1.40	1.42	(a)
Expenses after expense reductions (f)	1.30	(a)	1.30	1.27	1.18	1.00	(a)
Net investment income	6.46	(a)	6.72	7.37	9.03	10.11	(a)
Portfolio turnover	21	(n)	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$190		$172	$162	$114	$69

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R3			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$6.31		$6.49	$5.98	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.47	$0.49	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		(0.17)	0.51	1.59	(2.43)
Total from investment operations	$0.31		$0.27	$0.98	$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.47)	$(0.51)	$(0.41)
From tax return of capital	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.22)		$(0.45)	$(0.47)	$(0.52)	$(0.41)
Net asset value, end of period (x)	$6.40		$6.31	$6.49	$5.98	$4.42
Total return (%) (r)(s)(x)(n)	5.00	(n)	4.37	17.06	49.75	(30.90	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.13	1.17	1.17	(a)
Expenses after expense reductions (f)	1.05	(a)	1.05	1.03	0.92	0.74	(a)
Net investment income	6.73	(a)	7.00	7.60	9.91	10.25	(a)
Portfolio turnover	21	(n)	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$829		$771	$560	$352	$587

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 7/31/12 (i) (unaudited)		Years ended 1/31
Class R4			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$6.30		$6.49	$5.98	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46	$0.47	$0.50	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.15(g	)	(0.18)	0.53	1.59	(2.47)
Total from investment operations	$0.38		$0.28	$1.00	$2.09	$(2.08)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.49)	$(0.52)	$(0.42)
From tax return of capital	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.47)	$(0.49)	$(0.53)	$(0.42)
Net asset value, end of period (x)	$6.45		$6.30	$6.49	$5.98	$4.42
Total return (%) (r)(s)(x)	6.11	(n)	4.47	17.35	50.11	(30.77	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89	0.85	0.90	0.92	(a)
Expenses after expense reductions (f)	0.80	(a)	0.80	0.79	0.68	0.50	(a)
Net investment income	7.18	(a)	7.25	7.40	9.49	10.64	(a)
Portfolio turnover	21	(n)	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$600		$3,014	$3,040	$122	$69

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class R5 (formerly Class W)(y)			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$6.29		$6.49	$5.97	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.47	$0.48	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.19)	0.53	1.60	(2.47)
Total from investment operations	$0.34		$0.26	$1.00	$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.46)	$(0.48)	$(0.52)	$(0.41)
From tax return of capital	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.46)	$(0.48)	$(0.53)	$(0.41)
Net asset value, end of period (x)	$6.40		$6.29	$6.49	$5.97	$4.42
Total return (%) (r)(s)(x)	5.44	(n)	4.20	17.43	49.72	(30.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	0.95	0.98	1.02	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.88	0.78	0.59	(a)
Net investment income	6.91	(a)	7.14	7.45	9.02	10.81	(a)
Portfolio turnover	21	(n)	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$104		$7,631	$1,734	$364	$129

See Notes to Financial Statements

38

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception June 2, 2008 (Classes R1, R2, R3, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

39

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as

40

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

41

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,453,800	$2,162,488	$389,693	$5,005,981
Non-U.S. Sovereign Debt	—	41,302,524	—	41,302,524
Corporate Bonds	—	433,593,412	—	433,593,412
Commercial Mortgage-Backed Securities	—	1,541,800	—	1,541,800
Asset-Backed Securities (including CDOs)	—	1,377,714	—	1,377,714
Foreign Bonds	—	118,412,740	—	118,412,740
Floating Rate Loans	—	495,364	—	495,364
Mutual Funds	34,375,891	—	—	34,375,891
Total Investments	$36,829,691	$598,886,042	$389,693	$636,105,426

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(68,173)	$—	$(68,173)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/12	$834,856
Change in unrealized appreciation (depreciation)	(445,163)
Balance as of 7/31/12	$389,693

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2012 is $(445,163)

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

42

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(68,173)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$462,587

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$121,780

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives,

43

Notes to Financial Statements (unaudited) – continued

the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the

44

Notes to Financial Statements (unaudited) – continued

terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

45

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/12
Ordinary income (including any short-term capital gains)	$43,098,356
The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/12
Cost of investments	$634,987,217
Gross appreciation	30,691,696
Gross depreciation	(29,573,487)
Net unrealized appreciation (depreciation)	$1,118,209

As of 1/31/12
Undistributed ordinary income	2,123,391
Capital loss carryforwards	(88,182,446)
Post-October currency loss deferral	(972,951)
Other temporary differences	(3,821,364)
Net unrealized appreciation (depreciation)	(22,539,946)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after January 31, 2011 may be carried forward indefinitely,

46

Notes to Financial Statements (unaudited) – continued

and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
1/31/2017	$(39,675,228)
1/31/2018	(45,531,096)
Total	$(85,206,324)

Post-enactment losses:
Long-Term	$(2,976,122)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/12	Year ended 1/31/12
Class A	$15,192,363	$31,016,364
Class B	1,073,605	2,543,811
Class C	2,869,803	5,846,355
Class I	1,890,473	3,087,059
Class R1	4,234	7,912
Class R2	5,998	11,388
Class R3	27,508	50,788
Class R4	90,701	227,392
Class R5 (formerly Class W)	161,488	307,287
Total	$21,316,173	$43,098,356

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

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Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2014. For the six months ended July 31, 2012, this reduction amounted to $238,806 and is reflected as a reduction of total expenses in the Statement of Operations. Prior to June 1, 2012, the total annual operating expense limit was 0.90% for Class R5.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $93,989 for the six months ended July 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$543,229
Class B	0.75%	0.25%	1.00%	1.00%	171,820
Class C	0.75%	0.25%	1.00%	1.00%	459,348
Class R1	0.75%	0.25%	1.00%	1.00%	679
Class R2	0.25%	0.25%	0.50%	0.50%	444
Class R3	—	0.25%	0.25%	0.25%	984
Class R5	—	—	—	0.10%	2,229
Total Distribution and Service Fees					$1,178,733

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2012 based on each class’ average daily net assets. Effective May 30, 2012, Class W shares were redesignated Class R5 shares. Effective May 31, 2012, the 0.10% Class W distribution fee was eliminated.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a

48

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2012, were as follows:

Class A	$494
Class B	30,424
Class C	4,386

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2012, the fee was $92,223, which equated to 0.0297% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of- pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $298,102.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2012 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $326 and is included in independent Trustees’ compensation for the six

49

Notes to Financial Statements (unaudited) – continued

months ended July 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $5,220 at July 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,055 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,553, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased options transactions, and short-term obligations, aggregated $151,704,894 and $125,012,668, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/12		Year ended 1/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,074,329	$95,674,192	32,457,852	$204,739,514
Class B	719,270	4,560,487	1,038,541	6,593,040
Class C	1,412,924	8,941,615	2,142,002	13,614,117
Class I	5,235,388	33,295,914	3,523,712	22,600,738
Class R1	1,086	6,870	861	5,340
Class R2	1,398	8,897	2,045	13,064
Class R3	14,540	92,777	54,428	347,334
Class R4	260,453	1,654,092	267,974	1,703,621
Class R5 (formerly Class W)	150,932	957,445	1,135,394	7,146,226
	22,870,320	$145,192,289	40,622,809	$256,762,994

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Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/12		Year ended 1/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,878,557	$11,929,547	3,692,804	$23,412,521
Class B	119,666	761,683	256,430	1,628,174
Class C	278,384	1,765,197	515,877	3,260,445
Class I	141,896	902,359	240,441	1,526,519
Class R1	665	4,234	1,247	7,905
Class R2	942	5,998	1,794	11,379
Class R3	4,331	27,508	8,059	50,782
Class R4	11,334	72,340	35,964	227,392
Class R5 (formerly Class W)	15,671	99,965	41,541	259,584
	2,451,446	$15,568,831	4,794,157	$30,384,701

Shares reacquired
Class A	(13,569,745)	$(86,007,177)	(42,201,664)	$(266,377,043)
Class B	(1,032,968)	(6,560,735)	(2,752,997)	(17,565,568)
Class C	(998,767)	(6,312,460)	(3,339,195)	(21,098,134)
Class I	(2,401,971)	(15,116,110)	(3,608,680)	(22,764,276)
Class R1	—	—	(574)	(3,691)
Class R2	(7)	(45)	(1,503)	(9,552)
Class R3	(11,648)	(73,761)	(26,503)	(165,086)
Class R4	(656,815)	(4,106,443)	(294,393)	(1,855,004)
Class R5 (formerly Class W)	(1,362,632)	(8,689,776)	(231,997)	(1,453,935)
	(20,034,553)	$(126,866,507)	(52,457,506)	$(331,292,289)

Net change
Class A	3,383,141	$21,596,562	(6,051,008)	$(38,225,008)
Class B	(194,032)	(1,238,565)	(1,458,026)	(9,344,354)
Class C	692,541	4,394,352	(681,316)	(4,223,572)
Class I	2,975,313	19,082,163	155,473	1,362,981
Class R1	1,751	11,104	1,534	9,554
Class R2	2,333	14,850	2,336	14,891
Class R3	7,223	46,524	35,984	233,030
Class R4	(385,028)	(2,380,011)	9,545	76,009
Class R5 (formerly Class W)	(1,196,029)	(7,632,366)	944,938	5,951,875
	5,287,213	$33,894,613	(7,040,540)	$(44,144,594)

On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do

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Notes to Financial Statements (unaudited) – continued

not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2012, the fund’s commitment fee and interest expense were $2,064 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,895,480	119,689,547	(110,209,136)	34,375,891

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,590	$34,375,891

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

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Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2011, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2011 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation

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Board Review of Investment Advisory Agreement – continued

for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

55

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

56

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

57

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2012

MFS® MUNICIPAL HIGH INCOME FUND

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden companies and countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis. A slowing in the Chinese economy has added another layer of trepidation, as investors worry that the primary engine of global growth may be sputtering.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Real-time collaboration across the globe is vital in periods of heightened volatility and economic uncertainty. At MFS our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue - Hospitals	20.4%
Universities - Colleges	10.0%
Healthcare Revenue - Long Term Care	9.7%
Tobacco	5.9%
Sales & Excise Tax Revenue	5.2%

Composition including fixed income credit quality (a)(i)
AAA	4.8%
AA	13.2%
A	16.8%
BBB	33.0%
BB	8.2%
B	7.5%
CCC	0.6%
CC (o)	0.0%
C	0.4%
D (o)	0.0%
Not Rated	15.2%
Cash & Other	0.3%

Portfolio facts (i)
Average Duration (d)	9.8
Average Effective Maturity (m)	21.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 7/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2012 through July 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2012 through July 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/12	Ending Account Value 7/31/12	Expenses Paid During Period (p) 2/01/12-7/31/12
A	Actual	0.71%	$1,000.00	$1,063.69	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
B	Actual	1.51%	$1,000.00	$1,059.40	$7.73
	Hypothetical (h)	1.51%	$1,000.00	$1,017.35	$7.57
C	Actual	1.71%	$1,000.00	$1,058.35	$8.75
	Hypothetical (h)	1.71%	$1,000.00	$1,016.36	$8.57
I	Actual	0.71%	$1,000.00	$1,063.60	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.04% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.2%
Issuer	Shares/Par	Value ($)

Airport Revenue - 1.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$5,645,000	$6,642,724
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,360,000	1,514,251
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	905,000	1,006,116
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	10,065,000	10,892,444
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,565,167
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,410,000	2,706,189
Massachusetts Port Authority, “A”, 5%, 2037	430,000	477,145
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,799,203
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	3,191,551
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	7,305,005

		$38,099,795
General Obligations - General Purpose - 4.4%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$6,960,000	$8,253,029
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	27,960,000	29,555,957
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,665,287
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	4,330,328
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,454,443
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	10,090,000	10,926,764
State of California, 5.25%, 2028	3,545,000	4,192,104
State of California, 5.25%, 2030	2,000,000	2,317,320
State of California, 5.125%, 2033	7,845,000	8,650,838
State of California, 5.25%, 2035	7,715,000	8,813,307
State of California, 5%, 2041	2,580,000	2,815,425
State of California (Veterans), 5.05%, 2036	2,000,000	2,047,980
State of Hawaii, “DZ”, 5%, 2031	1,800,000	2,150,766
State of Illinois, 5%, 2025	940,000	1,055,517
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,729,737

		$117,958,802

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - 0.2%
Guam Government, “A”, 7%, 2039	$1,115,000	$1,259,783
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,500,000	1,492,200
New Orleans, LA, 5%, 2030	575,000	645,478
New Orleans, LA, 5%, 2031	990,000	1,105,899

		$4,503,360
General Obligations - Schools - 1.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$951,184
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	916,123
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,730,832
Chicago, IL, Board of Education, “A”, 5%, 2041	900,000	990,045
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	2,152,149
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,810,911
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	1,200,629
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	1,118,013
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,808,190
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,715,377
Leander, TX, Independent School District, Capital Appreciation, 0%, 2030	6,480,000	2,290,939
Los Angeles, CA, Unified School District, “D”, 5%, 2034	525,000	593,933
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	278,111
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	2,194,326
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,884,629
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	1,055,928
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,833,710
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,914,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	$2,960,000	$1,508,475
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,366,349
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,666,952
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	611,515

		$31,592,500
Healthcare Revenue - Hospitals - 20.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,953,200
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	8,745,000	7,493,241
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,705,693
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,829,606
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,532,375
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	2,000,000	1,997,460
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 2042	9,910,000	9,947,063
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,517,684
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center), “A”, 5%, 2038	2,120,000	2,291,996
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	5,895,127
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,435,133
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 2029	3,500,000	3,783,290
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	3,173,114
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	7,095,000	7,777,752
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,243,796
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 2032	5,810,000	5,826,733
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	3,360,000	3,378,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	$1,400,000	$1,524,320
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	4,790,000	5,181,104
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,089,520
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5%, 2042	4,330,000	4,660,552
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	8,044,310
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,447,629
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	975,000	1,079,520
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,855,184
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	16,000,000	17,793,920
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	3,148,310
Grand Forks, ND, Health Care System Rev. (Altru Health System), 5%, 2035	3,500,000	3,772,895
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,803,696
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,999,448
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,985,403
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,885,000	1,880,419
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	4,292,220
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,632,874
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	3,096,021
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,599,800
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	5,001,349
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	3,035,349
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,798,695
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	3,053,898
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,338,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Finance Authority, Hospital Rev. (Parkview Health System), 5%, 2029	$1,415,000	$1,597,620
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,658,918
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	2,085,340
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,310,660
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,648,335
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,709,120
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	2,320,500
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,963,466
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	4,138,207
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	945,416
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	825,829
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,959,443
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,326,880
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	520,000	558,282
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,030,000	1,102,430
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	1,268,782
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	3,112,544
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	370,000	410,300
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,225,000	1,342,024
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	1,845,000	2,006,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	$1,890,000	$1,908,617
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,543,230
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	8,574,481
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,797,642
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	1,000,000	1,038,090
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	6,400,000	6,585,728
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2037	4,340,000	4,729,862
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,655,581
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	2,760,000	2,982,594
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,806,827
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	2,115,120
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,220,000	2,564,877
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,330,000	1,503,286
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,604,416
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	6,065,000	6,088,896
Mecosta County, MI, General Hospital Rev., 6%, 2018	870,000	871,131
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	338,500	387,390
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,340,000	1,475,621
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,151,500	2,320,221
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,553,369
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	8,455,530
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,825,000	4,297,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$765,000	$867,625
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,946,771
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,383,648
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,467,922
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	540,000	580,230
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	385,000	407,191
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,824,111
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,646,380
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	860,000	947,290
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	588,779
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,125,336
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	9,370,800
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	399,112
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,422,806
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,905,211
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,143,412
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,383,980
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	816,449
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	6,341,213
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,765,552
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,143,488
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	5,390,000	6,225,019
Ohio Hospital Rev. (University Hospitals Health System), “A”, 5%, 2041	6,000,000	6,458,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	$4,080,000	$4,166,863
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,545,000	4,890,920
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,556,299
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	4,700,000	4,893,593
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,008,440
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,550,969
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,997,039
Salida, CO, Hospital District Rev., 5.25%, 2036	6,030,000	6,130,822
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	6,000,000	7,246,320
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,505,877
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,506,269
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	452,057
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	753,428
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	748,405
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,260,735
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	753,570
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,255,950
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	2,030,000	2,202,611
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	824,089
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,856,315
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,336,264
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	1,059,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	$2,285,000	$2,479,773
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,301,777
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,919,445
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	3,725,000	3,874,745
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	3,830,000	3,985,153
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,356,089
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,285,791
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,223,551
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	6,610,229
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	685,000	8,563
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	92,688
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,671,734
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,990,649
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	721,332
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,921,793
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,018,920
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,620,068
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,845,275
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	4,260,563
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,687,765
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,478,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	$1,000,000	$1,060,800
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	723,541
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,573,269
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,322,090
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	1,830,000	2,060,287
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	550,000	609,345
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2027	5,215,000	5,536,088
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2030	2,375,000	2,483,656
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), “B”, 5%, 2040	5,000,000	5,356,150
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,885,000	4,158,776
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	2,084,705
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,626,259
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	6,868,015
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	4,340,313
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	900,000	900,063
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	249,978

		$535,472,296
Healthcare Revenue - Long Term Care - 9.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$4,482,000
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	880,000	661,549
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	3,878,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	$2,250,000	$2,485,710
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,650,000	4,184,628
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,338,506
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,617,273
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	633,497
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	803,656
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,244,456
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	2,850,000	2,983,551
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,640,786
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	647,158
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	514,590
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	875,000	881,571
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,667,265
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,734,005
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 2041	1,620,000	1,804,810
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,526,715
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	6,620,000	7,004,159
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),”A”, 6%, 2030	700,000	773,920
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),”A”, 6.25%, 2040	1,150,000	1,265,242
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,041,026
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	789,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	$1,035,000	$1,097,731
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,619,451
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	7,612,407
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	998,251
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	447,302
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,744,538
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	333,281
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	570,630
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	1,032,373
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	4,316,611
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	493,892
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,422,026
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	1,600,000	1,788,656
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.125%, 2032	1,215,000	1,288,179
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.25%, 2037	1,085,000	1,143,102
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,540,000	1,578,639
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,443,265
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2040	3,000,000	3,523,320
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,571,184
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,963,240
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,616,592

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	$3,890,000	$3,787,032
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,665,281
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,732,163
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	1,057,000	235,711
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	85,662
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	4,790,000	4,811,795
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	1,215,000	1,231,573
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,611,136
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,614,436
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	1,635,000	1,637,845
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,907,740
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	2,222,769
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	720,735
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,398,556
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	3,000,000	3,359,280
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,180,893
Kentwood, MI, Economic Development Corp. Rev. (Holland Home Obligated Group), 5.625%, 2041	3,250,000	3,309,670
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 2031	1,600,000	1,755,312
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,223,939
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,764,956
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	2,353,016
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,735,000	1,735,468
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,690,778

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$4,640,000	$4,879,470
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	729,386
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	173,567
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	40,263
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	3,812
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	368,030
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	546,572
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,435,837
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,492,082
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,700,000	3,773,149
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,884,355
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,515,017
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	1,722,496
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 2041	2,625,000	2,943,203
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	483,512
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,844,631
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,755,622
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	790,848
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,530,000	3,554,110
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,670,000	1,781,439
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	2,390,000	1,892,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	$395,000	$305,347
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,510,015
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	1,250,000	1,259,688
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	1,311,828	1,015,840
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	1,204,885	872,156
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	562,212	20,082
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	516,379	18,445
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,407,850
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,285,500
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	8,610,943
Sterling, IL (Hoosier Care), 7.125%, 2034	1,210,000	1,210,315
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,436,310
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	520,000	577,049
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	835,000	838,624
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,515,000	3,840,313
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	550,800
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	7,545,960
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	1,675,000	1,802,267
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	1,275,000	1,369,924
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,626,703
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	4,154,698
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,454,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	$3,250,000	$3,645,720
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,912,020
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,816,227
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,159,693
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,342,188
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,555,000	3,811,600
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	564,137
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,272,404

		$256,090,336
Healthcare Revenue - Other - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,584,244

Human Services - 0.6%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$1,250,700
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	387,750
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,535,000	1,557,319
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,285,075
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,498,804
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,851,995
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,785,000	1,795,460
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,945,000	1,949,901
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	198,000	199,135

		$14,776,139

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 3.9%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$4,959,661
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,441,707
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	13,610,829
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,576,498
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2021	2,500,000	2,511,550
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7.375%, 2022	1,100,000	1,105,621
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	16,365,000	16,448,952
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	1,830,000	1,839,736
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	5,630,000	6,198,123
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines), “C”, 7.5%, 2024 (a)(d)	9,515,000	9,460,765
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	6,000,000	6,028,320
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.4%, 2023	7,015,000	7,045,375
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,691,435
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 7.625%, 2025 (d)(q)	13,310,000	14,183,935
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 7.75%, 2031 (d)(q)	8,045,000	8,573,154

		$103,675,661
Industrial Revenue - Chemicals - 1.4%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$9,069,688
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,747,915
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,000,990
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	3,060,000	3,063,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$4,800,000	$5,387,184
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,483,799
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,635,200
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,502,575
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	434,833
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,439,879
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	127,013

		$36,892,595
Industrial Revenue - Environmental Services - 0.4%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,674,556
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	650,522
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,476,627
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	3,985,000	4,050,314
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,505,040

		$11,357,059
Industrial Revenue - Other - 1.6%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	$2,500,000	$2,478,475
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	100,980	1,010
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	746,831	7,468
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	300,000	286,869
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,917,667
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	11,000,000	12,770,890
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,578,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	$1,835,000	$1,859,589
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	5,009,906
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,331,192
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,905,519
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	540,197
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,004,900
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	5,655,000	5,979,371

		$42,671,657
Industrial Revenue - Paper - 1.3%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,230,336
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	4,010,000	4,182,631
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,814,050
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,666,121
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,941,009
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	4,015,000
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	5,032,171
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	2,250,000	2,271,713
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,637,625
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	1,635,000	1,776,640
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	800,000	16,800
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,830,000	143,430

		$33,727,526

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,761,270
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,574,603
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	4,084,529
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	2,898,535
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,780,339
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	1,264,767
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	31,895,000	6,870,821
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,483,370
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,876,487
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,744,974
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	308,619
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,696,352

		$40,344,666
Miscellaneous Revenue - Other - 2.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$927,751
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	897,330
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,904,944
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	1,435,000	1,455,334
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,528,816
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	4,500,000	4,287,555
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	660,000	757,152
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,940,000	3,382,793
Cleveland-Cuyahoga County, OH, Port Authority Rev. 7%, 2040	1,165,000	1,262,161
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,090,000	1,081,672
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	460,000	464,766
District of Columbia Rev. (American Society Hematology), 5%, 2036	540,000	586,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
District of Columbia Rev. (American Society Hematology), 5%, 2042	$860,000	$931,965
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	1,930,000	2,156,408
Grapevine, TX, Industrial Development Corp., Senior Air Cargo Rev. (Cargo Acquisition Cos.), 6.5%, 2024	1,840,000	1,842,539
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	3,425,000	3,448,427
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	4,100,000	4,104,797
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	373,504
Milwaukee, WI, Senior Air Cargo Rev. (Cargo Acquisition Cos.), 6.5%, 2025	1,430,000	1,431,802
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 2021	200,000	217,490
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2028	1,500,000	1,796,820
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2031	5,250,000	6,226,290
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 2018	2,820,000	3,148,107
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,291,285
New York City, NY, Trust for Cultural Resources Rev. (Whitney Museum of American Art), 5%, 2031	5,000,000	5,608,000
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	5,468,812
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	4,680,000	5,192,928
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	230,000	228,822
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	4,034,665
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	479,772
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	505,000	491,370
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	370,000	370,899
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,461,871
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)(d)	1,605,000	481,500

		$74,324,922

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 0.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$642,163
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,197,419
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,370,125
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	3,850,000	2,477,167
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,390,160
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050 (z)	2,000,000	1,180,120
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	4,796,134	4,748,365
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,409,987

		$14,415,506
Parking - 0.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$2,335,000	$2,626,408

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$968,535
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,885,621
Port of Seattle, WA, Rev., “A”, 5%, 2033	1,500,000	1,747,545

		$4,601,701
Sales & Excise Tax Revenue - 5.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,435,000	$1,678,118
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	2,875,000	3,344,401
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	540,000	625,806
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	5,585,000	6,342,549
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	9,704,749
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	10,090,000	12,974,832
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2025	20,000,000	25,846,600
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	12,280,000	14,544,800
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	21,491,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	$2,985,000	$3,373,199
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,276,273
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,860,000	2,002,997
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,770,443
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	4,190,167
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	695,562
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	3,000,000	3,203,640
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,390,000	4,511,954
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	2,321,452
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	2,084,811
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054 (f)	95,000,000	8,299,200
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	3,211,094
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	4,225,161

		$137,719,008
Single Family Housing - Local - 0.1%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$300,000	$215,292
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	30,000	28,618
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	385,000	405,463
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	155,000	163,962
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	90,000	94,627
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	325,000	338,897
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	390,000	410,635

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	$375,000	$390,004
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	490,000	504,333
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	205,000	213,054

		$2,764,885
Single Family Housing - State - 1.3%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	$12,730,000	$13,039,084
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	2,016,640
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	125,000	127,790
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	190,000	196,874
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	255,000	268,036
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	220,000	231,048
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	585,000	620,141
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	965,000	1,004,015
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	790,000	833,853
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,395,000	1,490,083
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	360,000	366,005
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	12,580,000	12,907,583
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,080,000	2,179,466

		$35,280,618
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$731,881

State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$3,600,000	$3,713,904

State & Local Agencies - 1.1%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$2,015,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$3,380,000	$3,880,916
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,601,642
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.786%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.9%, 2018 (p)	150,000	198,183
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	250,448
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	2,085,845
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	6,208,983
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,261,492
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,358,025
Harris County, TX, 5.8%, 2014	346,949	353,125
Harris County, TX, 5.625%, 2020	1,514,292	1,514,473
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,226,961
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	1,960,000	2,298,962
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	2,855,000	3,121,686

		$29,426,063
Student Loan Revenue - 0.7%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,701,053
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	1,785,000	1,999,611
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,785,000	1,999,932
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	215,000	241,368
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,615,000	4,050,065
Massachusetts Educational Financing Authority, “J”, 4.7%, 2026	2,400,000	2,452,512
Massachusetts Educational Financing Authority, “J”, 4.9%, 2028	2,495,000	2,569,351
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,050,000	3,373,636
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	291,973

		$19,679,501
Tax - Other - 1.0%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$3,340,000	$3,526,773

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,230,000	$3,788,112
New Jersey Economic Development Authority Rev., 5%, 2025	1,770,000	1,975,745
New Jersey Economic Development Authority Rev., 5%, 2026	885,000	983,987
New Jersey Economic Development Authority Rev., 5%, 2028	355,000	391,608
New Jersey Economic Development Authority Rev., 5%, 2029	355,000	390,376
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034	9,000,000	10,439,010
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,784,073

		$26,279,684
Tax Assessment - 2.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,201,300
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,428,002
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,957,278
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	107,950
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	320,000	322,154
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,710,000	1,249,822
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	575,000	474,967
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,620,643
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,555,602
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,803,190
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,610,000	2,422,028
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	774,145
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	345,000	342,437
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,570,000	1,250,434
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	916,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Fishhawk Community Development District, FL, 7.04%, 2014	$55,000	$55,525
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,895,000	1,815,202
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	640,000	288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,144,800
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,570,000	1,471,702
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,555,000	1,346,148
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	1,013,265
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,217,000	3,236,399
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,755,000	1,678,745
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	635,000	514,217
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,196,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	1,360,000	533,800
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	904,799
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	635,000	626,688
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,385,000	1,305,210
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,280,970
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,705,000	3,678,954
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	869,000	849,812
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,373,657
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	776,925
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	610,000	552,483
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,195,000	2,009,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 2010 (a)(d)	$1,415,000	$14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	3,440,000	907,816
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	255,000	264,239
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	773,067
Rolling Hills Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2013 (a)(d)	420,000	201,600
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038 (a)(d)	5,000,000	1,325,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	545,000	381,505
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,421,000	630,937
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,710,000	1,638,539
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	1,450,000	596,313
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “B-1”, 5.3%, 2017 (a)(d)	1,985,000	816,331
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,535,000	2,328,068
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,000,000	1,339,580
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,985,000	1,774,411
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	339,700
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	595,000	607,804
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,470,000	845,941
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	1,140,000	1,098,139

		$71,746,060
Tobacco - 5.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$25,260,000	$21,131,000
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,310,000	2,734,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	$4,485,000	$3,635,451
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	4,790,000	3,870,895
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,000,000	4,428,400
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	9,633,686
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,530,000	3,530,883
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,340,000	2,394,054
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	905,444
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,797,700
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	12,235,000	10,289,023
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,187,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	5,525,000	4,425,249
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	3,110,000	3,473,963
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	16,797,619
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,993,405
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	2,855,000	2,926,289
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	7,101,077
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	4,097,050
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	47,534
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	28,267,570
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	930,000	984,851
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	7,715,000	8,678,449
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	860,000	896,533
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	5,132,548

		$156,361,246
Toll Roads - 2.5%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$755,000	$832,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$12,305,000	$5,578,718
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,846,636
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2034	300,000	379,155
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	10,535,132
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,496,128
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	5,980,000	6,924,122
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	3,185,000	3,851,971
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,165,000	2,289,791
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	7,795,000	8,207,200
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	3,640,000	3,919,588
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	6,065,000	6,894,935
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	9,705,000	10,644,638

		$66,400,069
Transportation - Special Tax - 0.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,507,873

Universities - Colleges - 9.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$915,000	$994,212
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,305,000	1,436,113
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,197,854
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	5,274,081
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,506,760
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,240,000	1,370,076
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	3,590,000	3,551,838
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,257,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$1,915,000	$2,118,603
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	1,017,450
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,470,912
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	4,580,000	4,728,575
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,571,150
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	510,000	566,947
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	250,000	275,300
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	340,000	373,582
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	2,920,000	3,237,112
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,582,250
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,824,229
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,148,483
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	557,410
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,735,492
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	3,036,156
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,908,444
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	6,045,000	6,808,121
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	1,525,000	1,709,251
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	960,000	1,057,968
Indiana University Rev., “A”, 5%, 2029	775,000	953,498
Indiana University Rev., “A”, 5%, 2030	345,000	419,396
Indiana University Rev., “A”, 5%, 2031	430,000	519,810
Indiana University Rev., “A”, 5%, 2032	430,000	517,324
Indiana University Rev., “A”, 5%, 2037	1,290,000	1,515,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	$2,330,000	$2,479,027
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,667,705
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	815,968
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,157,655
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5%, 2032	1,450,000	1,555,357
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	900,000	967,617
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	498,822
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	30,538,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,547,306
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	7,152,607
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,892,030
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2028	1,000,000	1,096,020
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	11,307,400
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	11,307,400
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	23,173,400
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,785,165
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	5,235,724
Northeastern Pennsylvania Hospital & Education Authority Rev. (Wilkes University), “A”, 5.25%, 2042	2,400,000	2,540,640
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,685,000	6,183,745
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	3,063,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	$4,100,000	$4,527,999
Oregon Health & Science University Rev., “A”, 5%, 2026	470,000	557,599
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,615,346
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,459,263
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	1,545,000	1,698,434
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 5.25%, 2030	1,000,000	1,092,120
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	6,153,858
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	920,000	1,030,704
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	425,000	435,880
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	1,040,000	1,065,511
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2021	600,000	617,622
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2025	890,000	947,592
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2026	800,000	844,984
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4.75%, 2029	845,000	854,464
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4.75%, 2032	1,000,000	1,003,140
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	2,210,544
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,092,980
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	1,755,000	2,062,792
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	770,000	901,023
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	735,000	856,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	$1,350,000	$1,551,879
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,658,004
University of California Rev., “G”, 4%, 2029	14,995,000	16,337,352
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,706,444
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	4,060,000	4,647,847
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5%, 2032	750,000	814,583
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,721,526
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2037	1,100,000	1,189,067
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2046	1,000,000	1,076,860
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	3,061,320
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	803,365
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,618,580

		$264,422,057
Universities - Dormitories - 1.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,482,378
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,421,869
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,765,433
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,308,069
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 2038	3,000,000	3,224,550
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	2,144,325
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,703,889
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	695,000	739,730
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	835,000	898,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	$2,525,000	$2,621,783
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	831,679
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,174,562
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	5,500,000	6,128,265

		$37,445,025
Universities - Secondary Schools - 3.8%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$6,000,000	$6,313,140
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	7,655,000	7,947,727
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6%, 2030	2,000,000	2,080,660
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	870,000	953,598
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	695,000	768,121
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	4,940,000	5,557,796
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,884,595
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	370,000	367,114
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	490,000	501,564
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	1,170,000	1,200,408
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 2042	3,480,000	3,903,238
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2030	2,575,000	2,798,587
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2040	5,490,000	5,840,976
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 7.625%, 2041	10,125,000	11,710,271
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	2,000,000	2,240,420
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,909,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$4,385,000	$5,182,105
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	2,070,000	2,102,706
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	3,172,889
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	394,000
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	184,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	472,424
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	705,000	735,449
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	2,355,000	2,474,540
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	1,065,000	1,109,560
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2042	1,000,000	1,036,570
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	531,284
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	511,308
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,428,036
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), ”A”, 7.375%, 2041	2,500,000	2,762,700
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	630,000	676,393
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,351,879
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	4,040,970
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,349,731
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,642,865
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	2,405,000	2,331,287
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	6,198,441

		$100,666,696

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.2%
Alaska Industrial Development & Export Authority, 5.875%, 2032	$1,495,000	$1,495,239
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,550,000	1,591,091
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 2028	250,000	253,655
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 2036	1,250,000	1,268,063

		$4,608,048
Utilities - Investor Owned - 3.0%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.),”A”, 4.5%, 2030	$5,170,000	$5,344,746
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	280,516
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,616,935
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,292,459
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,160,000	12,374,543
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	10,580,000	12,287,612
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), ”A”, FGIC, 4.8%, 2025	1,000,000	1,023,260
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,144,474
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), ”A”, 5%, 2035	4,700,000	5,175,452
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	826,603
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,507,170
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,807,728
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,289,253
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	5,037,704
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,815,668
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,969,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	$7,390,000	$8,748,060
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,771,004
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	5,062,886

		$80,375,684
Utilities - Municipal Owned - 1.9%
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	$3,000,000	$3,253,080
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,138,148
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	3,650,000	3,750,375
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2028	5,240,000	5,691,374
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	2,405,315
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,615,000	2,999,980
San Antonio, TX, Electric & Gas Rev., 5.25%, 2025 (u)	25,000,000	32,715,250

		$51,953,522
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,500,266
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	6,431,395
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,530,609
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	7,340,000	7,725,644
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,865,000	5,802,340
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,060,000	8,865,736
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,359,640
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,938,601
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	9,565,000	9,943,296
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	13,560,067
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,321,415
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	3,625,000	3,993,409

		$73,972,418
Water & Sewer Utility Revenue - 4.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,667,791
Clairton, PA, Municipal Authority, “B”, 5%, 2037	1,735,000	1,765,710
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,090,000	5,467,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$4,410,000	$4,712,041
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,295,640
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,505,000	6,632,424
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,010,000	1,206,889
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,680,000	5,550,761
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	175,000	206,022
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	4,655,000	5,272,951
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, 5%, 2032	6,265,000	6,569,228
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	5,000,000	6,057,550
El Paso, TX, Water & Sewer Rev., 5%, 2028	545,000	655,254
Houston, TX, Utility System Rev., “D”, 5%, 2036	4,045,000	4,629,098
Iowa Finance Authority Rev., 5%, 2031	11,825,000	14,150,978
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,699,116
Massachusetts Water Resources Authority, “B”, 5%, 2041	2,875,000	3,293,629
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	1,260,000	1,474,641
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	1,685,000	2,093,815
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,210,000	2,483,554
Orange County, CA, Sanitation District Wastewater Rev., 4%, 2033 (u)	20,000,000	21,797,200
Tarrant, TX, Regional Water District Rev., 5%, 2037	5,000,000	5,808,900

		$111,490,768
Total Municipal Bonds (Identified Cost, $2,457,157,083)		$2,644,260,183

Floating Rate Demand Notes - 0.2%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.14%, due 8/01/12, at Identified Cost	$6,100,000	$6,100,000

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	106,204,974	$106,204,974
Total Investments (Identified Cost, $2,569,462,057)		$2,756,565,157

Other Assets, Less Liabilities - (3.4)%		(91,180,604)
Net Assets - 100.0%		$2,665,384,553

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,058,331 representing 0.9% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,390,160
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050	11/02/05	2,000,000	1,180,120
Total Restricted Securities			$2,570,280
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/12

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	144	$19,390,500	September - 2012	$(236,753)

At July 31, 2012, the fund had liquid securities with an aggregate value of $201,452 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,463,257,083)	$2,650,360,183
Underlying affiliated funds, at cost and value	106,204,974
Total investments, at value (identified cost, $2,569,462,057)	$2,756,565,157
Cash	119,196
Receivables for
Investments sold	15,256,147
Fund shares sold	9,899,399
Interest and dividends	32,665,120
Other assets	6,823
Total assets	$2,814,511,842
Liabilities
Payables for
Distributions	$2,465,904
Daily variation margin on open futures contracts	13,500
Investments purchased	49,996,566
Fund shares reacquired	5,192,722
Payable to the holder of the floating rate certificate from trust assets	90,137,159
Payable for interest expense and fees	496,228
Payable to affiliates
Investment adviser	64,532
Shareholder servicing costs	541,475
Distribution and service fees	25,189
Payable for independent Trustees’ compensation	19,113
Accrued expenses and other liabilities	174,901
Total liabilities	$149,127,289
Net assets	$2,665,384,553
Net assets consist of
Paid-in capital	$2,590,697,947
Unrealized appreciation (depreciation) on investments	186,866,347
Accumulated net realized gain (loss) on investments	(119,322,466)
Undistributed net investment income	7,142,725
Net assets	$2,665,384,553
Shares of beneficial interest outstanding	324,979,126

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,966,955,870	239,829,841	$8.20
Class B	52,886,975	6,441,617	8.21
Class C	273,554,322	33,318,811	8.21
Class I	371,987,386	45,388,857	8.20

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.61 [100 / 95.25 x $8.20]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$68,094,608
Dividends from underlying affiliated funds	65,565
Total investment income	$68,160,173
Expenses
Management fee	$6,742,192
Distribution and service fees	1,510,702
Shareholder servicing costs	944,428
Administrative services fee	184,631
Independent Trustees’ compensation	32,132
Custodian fee	103,778
Shareholder communications	49,967
Audit and tax fees	27,440
Legal fees	14,624
Interest expense and fees	489,988
Miscellaneous	152,465
Total expenses	$10,252,347
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(79,148)
Net expenses	$10,173,188
Net investment income	$57,986,985
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(2,587,188)
Futures contracts	(622,791)
Net realized gain (loss) on investments	$(3,209,979)
Change in unrealized appreciation (depreciation)
Investments	$97,453,253
Futures contracts	94,284
Net unrealized gain (loss) on investments	$97,547,537
Net realized and unrealized gain (loss) on investments	$94,337,558
Change in net assets from operations	$152,324,543

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/12 (unaudited)	Year ended 1/31/12
From operations
Net investment income	$57,986,985	$103,595,988
Net realized gain (loss) on investments	(3,209,979)	(40,685,262)
Net unrealized gain (loss) on investments	97,547,537	244,517,505
Change in net assets from operations	$152,324,543	$307,428,231
Distributions declared to shareholders
From net investment income	$(55,894,101)	$(102,325,739)
Change in net assets from fund share transactions	$280,501,948	$359,669,368
Total change in net assets	$376,932,390	$564,771,860
Net assets
At beginning of period	2,288,452,163	1,723,680,303
At end of period (including undistributed net investment income of $7,142,725 and $5,049,841, respectively)	$2,665,384,553	$2,288,452,163

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$7.89		$7.13	$7.39	$6.33	$8.06	$8.49
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.41	$0.43	$0.43	$0.44	$0.47
Net realized and unrealized gain (loss) on investments	0.31		0.75	(0.27)	1.05	(1.73)	(0.47)
Total from investment operations	$0.50		$1.16	$0.16	$1.48	$(1.29)	$ (0.00	)(w)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.42)	$(0.42)	$(0.44)	$(0.43)
Net asset value, end of period (x)	$8.20		$7.89	$7.13	$7.39	$6.33	$8.06
Total return (%) (r)(s)(t)(x)	6.37	(n)	16.83	2.03	24.03	(16.50)	0.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.71	0.72	0.72	0.80	0.86
Expenses after expense reductions (f)	0.71	(a)	0.70	0.70	0.69	0.70	0.76
Net investment income	4.85	(a)	5.49	5.68	6.17	5.97	5.60
Portfolio turnover	7	(n)	21	20	17	38	38
Net assets at end of period (000 omitted)	$1,966,956		$1,858,416	$1,463,867	$1,452,126	$1,039,232	$1,267,514
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	0.67	0.67	0.64	0.63

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$7.90		$7.13	$7.40	$6.33	$8.06	$8.50
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.37	$0.38	$0.38	$0.40
Net realized and unrealized gain (loss) on investments	0.30		0.76	(0.28)	1.06	(1.73)	(0.47)
Total from investment operations	$0.46		$1.11	$0.09	$1.44	$(1.35)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.34)	$(0.36)	$(0.37)	$(0.38)	$(0.37)
Net asset value, end of period (x)	$8.21		$7.90	$7.13	$7.40	$6.33	$8.06
Total return (%) (r)(s)(t)(x)	5.94	(n)	16.06	1.10	23.25	(17.16)	(0.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.64	1.50	1.56	1.63
Expenses after expense reductions (f)	1.51	(a)	1.49	1.49	1.47	1.47	1.53
Net investment income	4.04	(a)	4.74	4.89	5.45	5.18	4.83
Portfolio turnover	7	(n)	21	20	17	38	38
Net assets at end of period (000 omitted)	$52,887		$47,927	$50,750	$68,348	$75,791	$127,599
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.46	1.46	1.45	1.41	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Years ended 1/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$7.90		$7.13	$7.40	$6.33	$8.06	$8.50
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.35	$0.36	$0.36	$0.38
Net realized and unrealized gain (loss) on investments	0.31		0.77	(0.27)	1.06	(1.72)	(0.47)
Total from investment operations	$0.46		$1.10	$0.08	$1.42	$(1.36)	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.35)	$(0.35)	$(0.37)	$(0.35)
Net asset value, end of period (x)	$8.21		$7.90	$7.13	$7.40	$6.33	$8.06
Total return (%) (r)(s)(t)(x)	5.84	(n)	15.82	0.88	22.99	(17.36)	(1.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.72	1.72	1.80	1.86
Expenses after expense reductions (f)	1.71	(a)	1.70	1.70	1.69	1.70	1.76
Net investment income	3.84	(a)	4.51	4.68	5.17	4.96	4.60
Portfolio turnover	7	(n)	21	20	17	38	38
Net assets at end of period (000 omitted)	$273,554		$236,487	$209,064	$213,166	$155,407	$172,283
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.67	(a)	1.67	1.67	1.67	1.64	1.63

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/12 (unaudited)		Period ended
Class I			1/31/12 (i)

Net asset value, beginning of period	$7.89		$7.28
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.26
Net realized and unrealized gain (loss) on investments	0.31		0.61
Total from investment operations	$0.50		$0.87
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.26)
Net asset value, end of period (x)	$8.20		$7.89
Total return (%) (r)(s)(x)	6.36	(n)	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.72	(a)
Expenses after expense reductions (f)	0.71	(a)	0.69	(a)
Net investment income	4.83	(a)	5.03	(a)
Portfolio turnover	7	(n)	21	(n)
Net assets at end of period (000 omitted)	$371,987		$145,622
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception June 1, 2011 through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of

Notes to Financial Statements (unaudited) – continued

ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,644,260,183	$—	$2,644,260,183
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	106,204,974	—	—	106,204,974
Total Investments	$106,204,974	$2,650,360,183	$—	$2,756,565,157

Other Financial Instruments
Futures	$(236,753)	$—	$—	$(236,753)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(236,753)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(622,791)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$94,284

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. The payable to the holder of floating rate certificate from trust assets value as of reporting date is considered Level 2 under the fair value hierarchy. At July 31, 2012, the fund’s payable to the holder of the floating rate certificate from trust assets was $90,137,159

Notes to Financial Statements (unaudited) – continued

and the interest rate on these floating rate certificates issued by the trust was 0.21%. For the six months ended July 31, 2012, the average payable to the holder of the floating rate certificate from trust assets was $71,477,364 at a weighted average interest rate of 0.25%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2012, interest expense and fees in connection with self-deposited inverse floaters was $489,988. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/12
Ordinary income (including any short-term capital gains)	$841,790
Tax-exempt income	101,483,949
Total distributions	$102,325,739

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/12
Cost of investments	$2,470,518,028
Gross appreciation	244,812,656
Gross depreciation	(48,902,686)
Net unrealized appreciation (depreciation)	$195,909,970

As of 1/31/12
Undistributed ordinary income	219,307
Undistributed tax-exempt income	16,941,115
Capital loss carryforwards	(104,609,007)
Post-October capital loss deferral	(19,079,517)
Other temporary differences	(12,110,581)
Net unrealized appreciation (depreciation)	96,894,847

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
1/31/13	$(3,190,630)
1/31/14	(10,798,317)
1/31/15	(230,213)
1/31/17	(18,935,036)
1/31/18	(28,497,487)
1/31/19	(16,085,714)
Total	$(77,737,397)

Post-enactment losses:
Short-Term	$(1,847,947)
Long-Term	(25,023,663)
Total	$(26,871,610)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/12	Year ended 1/31/12
Class A	$42,907,444	$88,784,509
Class B	950,554	2,183,969
Class C	4,647,179	9,404,287
Class I (i)	7,388,924	1,952,974
Total	$55,894,101	$102,325,739

(i)	For the period from the class’ inception, June 1, 2011 through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2013. For the six months ended July 31, 2012, this reduction amounted to $24,365 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $543,989 for the six months ended July 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.80%	$245,163
Class C	0.75%	0.25%	1.00%	1.00%	1,265,539
Total Distribution and Service Fees					$1,510,702

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2012 based on each class’ average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2013. For the six months ended July 31, 2012 this waiver amounted to $48,702 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2012, were as follows:

Class A	$18,170
Class B	28,014
Class C	7,781

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2012, the fee was $215,128, which equated to 0.0175% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $729,300.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2012 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $713 and is included in independent Trustees’ compensation for the six months ended July 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $19,095 at July 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO,

Notes to Financial Statements (unaudited) – continued

respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,845 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,081, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $513,388,850 and $170,873,862, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/12		Year ended 1/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,606,314	$292,709,805	86,958,167	$645,383,462
Class B	1,020,985	8,201,824	1,131,622	8,467,741
Class C	4,975,930	39,812,304	5,780,925	43,279,060
Class I (i)	29,710,214	235,398,415	19,559,655	147,169,534
	72,313,443	$576,122,348	113,430,369	$844,299,797

Shares issued to shareholders in reinvestment of distributions
Class A	4,063,036	$32,621,112	7,813,716	$58,140,011
Class B	76,011	611,464	152,737	1,133,050
Class C	347,950	2,797,829	668,419	4,961,866
Class I (i)	474,297	3,811,161	24,142	183,028
	4,961,294	$39,841,566	8,659,014	$64,417,955

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/12		Year ended 1/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(36,266,330)	$(288,122,219)	(64,745,166)	$(480,408,760)
Class B	(720,549)	(5,765,424)	(2,332,780)	(17,185,010)
Class C	(1,933,153)	(15,473,683)	(5,825,846)	(42,872,735)
Class I (i)	(3,257,425)	(26,100,640)	(1,122,026)	(8,581,879)
	(42,177,457)	$(335,461,966)	(74,025,818)	$(549,048,384)

Net change
Class A	4,403,020	$37,208,698	30,026,717	$223,114,713
Class B	376,447	3,047,864	(1,048,421)	(7,584,219)
Class C	3,390,727	27,136,450	623,498	5,368,191
Class I (i)	26,927,086	213,108,936	18,461,771	138,770,683
	35,097,280	$280,501,948	48,063,565	$359,669,368

(i)	For the period from the class’ inception, June 1, 2011 through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2012, the fund’s commitment fee and interest expense were $7,678 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,128,137	293,412,367	(308,335,530)	106,204,974

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$65,565	$106,207,974

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Board Review of Investment Advisory Agreement – continued

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.